UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT VIRTUS VARIABLE INSURANCE TRUST

June 30, 2018

Virtus Duff & Phelps International Series
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus Rampart Enhanced Core Equity Series
Virtus Strategic Allocation Series

The Semiannual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

MESSAGE TO SHAREHOLDERS

To Virtus Variable Insurance Trust Investors:

I am pleased to present this semiannual report that reviews the performance of your Series for the six months ended June 30, 2018.

U.S. economic growth and strong corporate earnings were strong themes during the period, which began on an optimistic note following the sweeping tax overhaul signed into law at the end of 2017. As growth heated up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Global trade war concerns sparked by the Trump administration’s tariff talk caused markets to remain unsettled into March before resuming an upward course. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March – and again in June – to end at 2.00%, its highest level in nearly a decade.

For the six months ended June 30, 2018, U.S. small-cap stocks, as measured by the Russell 2000® Index, returned 7.66%, outpacing large-cap stocks, which returned 2.65%, as measured by the S&P 500® Index. Within international equities, both emerging and developed markets declined, with the MSCI EAFE® Index (net) down 2.75% and the MSCI Emerging Markets Index (net) down 6.66%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.85% at June 30, 2018, up from 2.40% at December 31, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.62% for the six months. Non-investment grade bonds eked out a slightly positive return of 0.16%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your variable investment portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting assets to the Virtus Variable Insurance Trust. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-367-5877. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Variable Insurance Trust

August 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS VARIABLE INSURANCE TRUST

DISCLOSURE OF SERIES EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2018 TO JUNE 30, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Variable Insurance Trust Series (each a “Series”), you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps International Series	Class A	$1,000.00	$997.30	1.18%	$5.84
	Class I	1,000.00	998.90	0.93	4.61
Duff & Phelps Real Estate Securities Series	Class A	1,000.00	1,008.60	1.16	5.78
	Class I	1,000.00	1,009.70	0.91	4.53
KAR Capital Growth Series	Class A	1,000.00	1,096.00	1.03	5.35
KAR Small-Cap Growth Series	Class A	1,000.00	1,245.20	1.19	6.62
	Class I	1,000.00	1,246.80	0.94	5.24
KAR Small-Cap Value Series	Class A	1,000.00	987.70	1.20	5.91
Newfleet Multi-Sector Intermediate Bond Series	Class A	1,000.00	981.50	0.93	4.57
	Class I	1,000.00	981.50	0.68	3.34
Rampart Enhanced Core Equity Series	Class A	1,000.00	955.00	0.98	4.75
Strategic Allocation Series	Class A	1,000.00	1,041.80	0.98	4.96

*

Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to that Series’ prospectus and the contract prospectus.

VIRTUS VARIABLE INSURANCE TRUST

DISCLOSURE OF SERIES EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2018 TO JUNE 30, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

		Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps International Series	Class A	$1,000.00	$1,018.94	1.18%	$5.91
	Class I	1,000.00	1,020.18	0.93	4.66
Duff & Phelps Real Estate Securities Series	Class A	1,000.00	1,019.04	1.16	5.81
	Class I	1,000.00	1,020.28	0.91	4.56
KAR Capital Growth Series	Class A	1,000.00	1,019.69	1.03	5.16
KAR Small-Cap Growth Series	Class A	1,000.00	1,018.89	1.19	5.96
	Class I	1,000.00	1,020.13	0.94	4.71
KAR Small-Cap Value Series	Class A	1,000.00	1,018.84	1.20	6.01
Newfleet Multi-Sector Intermediate Bond Series	Class A	1,000.00	1,020.18	0.93	4.66
	Class I	1,000.00	1,021.42	0.68	3.41
Rampart Enhanced Core Equity Series	Class A	1,000.00	1,019.93	0.98	4.91
Strategic Allocation Series	Class A	1,000.00	1,019.93	0.98	4.91

*

Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to that Series’ prospectus and the contract prospectus.

KEY INVESTMENT TERMS

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Fund (“ETF”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (“PIK”)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Continued)

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Treasury Yield

The return on investment, expressed as a percentage, on the U.S. government’s debt obligations (bonds, notes and bills). The Treasury yield is considered a bellwether of the U.S. economy; the higher the yields on 10-, 20- and 30-year Treasuries, the better the economic outlook.

VIRTUS VARIABLE INSURANCE TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

JUNE 30, 2018

For each Series, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2018.

Duff & Phelps International Series

Financials	21%
Industrials	18
Information Technology	11
Consumer Discretionary	9
Energy	9
Health Care	8
Materials	7
Other (includes short-term investment)	17

Total	100%

Duff & Phelps Real Estate Securities Series

Apartments	17%
Office	16
Data Centers	14
Industrials	12
Lodging/Resorts	8
Shopping Centers	6
Self Storage	6
Other (includes short-term investment)	21

Total	100%

KAR Capital Growth Series

Information Technology	38%
Consumer Discretionary	29
Health Care	8
Industrials	8
Financials	6
Consumer Staples	5
Energy	4
Other (includes short-term investment)	2

Total	100%

KAR Small-Cap Growth Series

Information Technology	37%
Industrials	20
Financials	17
Consumer Discretionary	12
Health Care	5
Consumer Staples	5
Other (includes short-term investment)	4

Total	100%

KAR Small-Cap Value Series

Industrials	21%
Financials	18
Information Technology	15
Consumer Discretionary	15
Real Estate	12
Consumer Staples	7
Energy	5
Other (includes short-term investment)	7

Total	100%

Newfleet Multi-Sector Intermediate Bond Series

Corporate Bonds and Notes		49%
Financials	13%
Energy	9
Consumer Discretionary	5
All other Corporate Bonds and Notes	22
Mortgage-Backed Securities		14
Leveraged Loans		13
Foreign Government Securities		9
Asset-Backed Securities		7
Preferred Stocks		3
Other (includes short-term investment)		5

Total		100%

Rampart Enhanced Core Equity Series

Information Technology	26%
Consumer Discretionary	13
Financials	13
Health Care	13
Industrials	9
Consumer Staples	7
Energy	6
Other (includes purchased and written options and short-term investments)	13

Total	100%

Strategic Allocation Series

Common Stocks		62%
Information Technology	20%
Consumer Discretionary	15
Industrials	6
All other Common Stocks	21
Corporate Bonds and Notes		16
Financials	5
Real Estate	2
Consumer Discretionary	2
All other Corporate Bonds and Notes	7
Mortgage-Backed Securities		10
U.S. Government Securities		3
Asset-Backed Securities		3
Municipal Bonds		2
Other (includes short-term investment)		4

Total		100%

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.0%

Consumer Discretionary—9.4%
Carnival plc (United Kingdom)	70,363	$4,037
Ctrip.com International Ltd. ADR (China)(1)	122,708	5,844
Sony Corp. (Japan)	121,920	6,237

		16,118

Consumer Staples—5.0%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	52,012	4,566
Marine Harvest ASA (Norway)	198,741	3,952

		8,518

Energy—9.2%
Eni SpA (Italy)	273,668	5,074
Equinor ASA (Norway)	210,850	5,576
TechnipFMC plc (France)	160,896	5,117

		15,767

Financials—20.7%
BOC Hong Kong Holdings Ltd. (Hong Kong)	983,000	4,629
CaixaBank SA (Spain)	1,092,090	4,701
China Construction Bank Corp. Class H (China)	5,720,000	5,286
Credit Agricole SA (France)	307,425	4,080
DBS Group Holdings Ltd. (Singapore)	352,410	6,883
ORIX Corp. (Japan)	330,090	5,223
UBS Group AG Registered Shares (Switzerland)	309,048	4,738

		35,540

Health Care—8.1%
Allergan plc (Ireland)	34,195	5,701
Bayer AG Registered Shares (Germany)	38,814	4,263
ICON plc (Ireland)(1)	29,948	3,969

		13,933

Industrials—17.5%
Airbus SE (France)	50,179	5,856
Ashtead Group plc (United Kingdom)	230,536	6,865
easyJet plc (United Kingdom)	263,264	5,792
Golden Ocean Group Ltd. (Norway)	615,641	5,275
Nidec Corp. (Japan)	41,535	6,237

		30,025

Information Technology—11.2%
Broadcom, Inc. (United States)	19,942	4,839
Check Point Software Technologies Ltd. (Israel)(1)	41,810	4,084
Hitachi Ltd. (Japan)	825,215	5,825
SAP SE (Germany)	38,289	4,419

		19,167

Materials—7.3%
Anhui Conch Cement Co., Ltd. Class H (China)	1,266,500	7,264
Glencore plc (Switzerland)	1,114,532	5,292

		12,556

	SHARES	VALUE
Real Estate—5.4%
British Land Co., plc (The) (United Kingdom)	489,805	$4,333
LendLease Group (Australia)	335,166	4,914

		9,247

Telecommunication Services—2.0%
BT Group plc (United Kingdom)	1,205,694	3,459

Utilities—2.2%
Veolia Environnement SA (France)	172,088	3,677
TOTAL COMMON STOCKS (Identified Cost $144,669)		168,007
TOTAL LONG-TERM INVESTMENTS—98.0%
(Identified Cost $144,669)		168,007

SHORT-TERM INVESTMENT—2.0%

Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.810%)(2)	3,401,759	3,402
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $3,402)		3,402
TOTAL INVESTMENTS—100.0%
(Identified Cost $148,071)		171,409
Other assets and liabilities, net—0.0%		16

NET ASSETS—100.0%		$171,425

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	14%
Japan	14
France	11
China	11
Norway	9
Switzerland	6
Ireland	6
Other	29
Total	100%
† % of total investments as of June 30, 2018.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$168,007	$85,539	$82,468
Short-Term Investment	3,402	3,402	—

Total Investments	$171,409	$88,941	$82,468

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Series with an end of period value of $57,731 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%

Real Estate Investment Trusts—98.7%

Data Centers—13.8%
CoreSite Realty Corp.	7,876	$873
CyrusOne, Inc.	32,000	1,867
Digital Realty Trust, Inc.	38,150	4,257
Equinix, Inc.	8,125	3,493

		10,490

Diversified—2.2%
Vornado Realty Trust	22,900	1,693

Health Care—4.4%
Healthcare Realty Trust, Inc.	32,791	953
Healthcare Trust of America, Inc. Class A	88,600	2,389

		3,342

Industrial/Office—27.4%

Industrial—12.0%
DCT Industrial Trust, Inc.	39,757	2,653
Duke Realty Corp.	99,398	2,885
Prologis, Inc.	53,964	3,545

		9,083

Office—15.4%
Alexandria Real Estate Equities, Inc.	22,967	2,898
Cousins Properties, Inc.	167,180	1,620
Douglas Emmett, Inc.	49,414	1,986
Highwoods Properties, Inc.	31,167	1,581
Kilroy Realty Corp.	23,164	1,752
Paramount Group, Inc.	118,860	1,830

		11,667

Total Industrial/Office		20,750

Lodging/Resorts—7.9%
Host Hotels & Resorts, Inc.	146,304	3,083
RLJ Lodging Trust	83,553	1,842
Summit Hotel Properties, Inc.	72,400	1,036

		5,961

Residential—25.3%

Apartments—17.2%
Apartment Investment & Management Co. Class A	57,900	2,449
AvalonBay Communities, Inc.	23,804	4,092
Equity Residential	30,231	1,925
Essex Property Trust, Inc.	8,205	1,962
Mid-America Apartment Communities, Inc.	25,800	2,597

		13,025

Manufactured Homes—4.8%
Equity LifeStyle Properties, Inc.	9,242	849
Sun Communities, Inc.	28,950	2,834

		3,683

Single Family Homes—3.3%
American Homes 4 Rent Class A	113,800	2,524

Total Residential		19,232

	SHARES	VALUE
Retail—11.6%

Regional Malls—5.2%
Simon Property Group, Inc.	23,301	$3,966

Shopping Centers—6.4%
Brixmor Property Group, Inc.	75,302	1,312
Federal Realty Investment Trust	9,100	1,152
Regency Centers Corp.	38,150	2,368

		4,832

Total Retail		8,798

Self Storage—6.1%
CubeSmart	79,600	2,565
Extra Space Storage, Inc.	20,748	2,071

		4,636
TOTAL COMMON STOCKS (Identified Cost $54,251)		74,902
TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $54,251)		74,902

SHORT-TERM INVESTMENT—0.9%

Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.810%)(1)	657,652	658
TOTAL SHORT-TERM INVESTMENT (Identified Cost $658)		658
TOTAL INVESTMENTS—99.6% (Identified cost $54,909)		75,560
Other assets and liabilities, net—0.4%		330

NET ASSETS—100.0%		$75,890

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$74,902	$74,902
Short-Term Investment	658	658

Total Investments	$75,560	$75,560

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%

Consumer Discretionary—28.8%
Amazon.com, Inc.(1)	10,830	$18,409
Booking Holdings, Inc.(1)	1,649	3,343
Ctrip.com International Ltd. ADR(1)	75,930	3,617
Home Depot, Inc. (The)	25,158	4,908
Las Vegas Sands Corp.	93,302	7,124
McDonald’s Corp.	18,690	2,928
MercadoLibre, Inc.	6,780	2,027
Netflix, Inc.(1)	29,550	11,567
NIKE, Inc. Class B	64,415	5,133
Ross Stores, Inc.	51,337	4,351
Starbucks Corp.	71,018	3,469

		66,876

Consumer Staples—4.7%
Monster Beverage Corp.(1)	128,795	7,380
Philip Morris International, Inc.	45,221	3,651

		11,031

Energy—4.2%
Cabot Oil & Gas Corp.	138,383	3,293
Core Laboratories N.V.	21,446	2,707
Pioneer Natural Resources Co.	19,220	3,637

		9,637

Financials—6.4%
Bank of America Corp.	249,290	7,028
Charles Schwab Corp. (The)	64,627	3,302
MarketAxess Holdings, Inc.	13,980	2,766
SEI Investments Co.	29,960	1,873

		14,969

Health Care—8.4%
Bluebird Bio, Inc.(1)	11,020	1,730
Danaher Corp.	34,367	3,391
HealthEquity, Inc.(1)	62,440	4,689
Illumina, Inc.(1)	15,990	4,466
Zoetis, Inc.	62,014	5,283

		19,559

Industrials—7.5%
Caterpillar, Inc.	28,670	3,890
CoStar Group, Inc.(1)	9,930	4,097
Kansas City Southern	29,740	3,151
Rockwell Automation, Inc.	11,200	1,862
Roper Technologies, Inc.	16,122	4,448

		17,448

Information Technology—37.4%
Accenture plc Class A	23,321	3,815
Activision Blizzard, Inc.	57,440	4,384
Alibaba Group Holding Ltd. Sponsored ADR(1)	74,958	13,907
Amphenol Corp. Class A	72,184	6,291
Arista Networks, Inc.(1)	12,330	3,175
Facebook, Inc. Class A(1)	70,402	13,680
Gartner, Inc.(1)	18,490	2,457
NVIDIA Corp.	37,440	8,870
Paycom Software, Inc.(1)	45,172	4,464
Tencent Holdings Ltd. ADR	112,390	5,648

	SHARES	VALUE
Information Technology—continued
Visa, Inc. Class A	72,758	$9,637
Workday, Inc. Class A(1)	41,910	5,076
Yandex N.V. Class A(1)	152,945	5,491

		86,895

Materials—1.9%
Ecolab, Inc.	32,014	4,493
TOTAL COMMON STOCKS
(Identified Cost $117,292)		230,908
TOTAL LONG-TERM INVESTMENTS—99.3%
(Identified Cost $117,292)		230,908

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.810%)(2)	359,384	359
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $359)		359
TOTAL INVESTMENTS—99.5%
(Identified Cost $117,651)		231,267
Other assets and liabilities, net—0.5%		1,226

NET ASSETS—100.0%		$232,493

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
China	10
Russia	2
Total	100%
† % of total investments as of June 30, 2018.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$230,908	$230,908
Short-Term Investment	359	359

Total Investments	$231,267	$231,267

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.8%

Consumer Discretionary—12.5%
Emerald Expositions Events, Inc.	87,850	$1,810
Fox Factory Holding Corp.(1)	127,925	5,955
Ollie’s Bargain Outlet Holdings, Inc.(1)	64,340	4,664

		12,429

Consumer Staples—5.2%
Chefs’ Warehouse, Inc. (The)(1)	124,350	3,544
PriceSmart, Inc.	18,500	1,674

		5,218

Financials—16.7%
FactSet Research Systems, Inc.	11,300	2,239
Interactive Brokers Group, Inc. Class A	84,930	5,470
MarketAxess Holdings, Inc.	10,150	2,008
Moelis & Co. Class A	55,780	3,272
Morningstar, Inc.	28,840	3,699

		16,688

Health Care—5.4%
National Research Corp.	83,240	3,113
U.S. Physical Therapy, Inc.	24,000	2,304

		5,417

Industrials—19.6%
AAON, Inc.	91,200	3,032
Copart, Inc.(1)	77,700	4,395
HEICO Corp. Class A	70,078	4,271
Old Dominion Freight Line, Inc.	30,200	4,499
Omega Flex, Inc.	41,699	3,299

		19,496

Information Technology—37.4%
ANSYS, Inc.(1)	14,470	2,520
Aspen Technology, Inc.(1)	42,920	3,980
Auto Trader Group plc	800,000	4,484
Autohome, Inc. ADR	89,370	9,026
DocuSign, Inc.(1)	47,685	2,525
Ellie Mae, Inc.(1)	20,000	2,077
Mesa Laboratories, Inc.	7,035	1,485
NVE Corp.	39,200	4,774
Paycom Software, Inc.(1)	14,700	1,453
Rightmove plc	71,000	4,963

		37,287
TOTAL COMMON STOCKS (Identified Cost $43,750)		96,535
TOTAL LONG-TERM INVESTMENTS—96.8%
(Identified Cost $43,750)		96,535

	SHARES	VALUE
SHORT-TERM INVESTMENT—3.3%

Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.810%)(2)	3,298,980	$3,299
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $3,299)		3,299
TOTAL INVESTMENTS—100.1%
(Identified Cost $47,049)		99,834
Other assets and liabilities, net—(0.1)%		(131)

NET ASSETS—100.0%		$99,703

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	82%
United Kingdom	9
China	9
Total	100%
† % of total investments as of June 30, 2018.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$96,535	$87,088	$9,447
Short-Term Investment	3,299	3,299	—

Total Investments	$99,834	$90,387	$9,447

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Series with an end of period value of $4,963 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%

Consumer Discretionary—15.0%
Cheesecake Factory, Inc. (The)	82,750	$4,556
Cinemark Holdings, Inc.	84,900	2,978
Sally Beauty Holdings, Inc.(1)	149,752	2,401
Thor Industries, Inc.	32,100	3,126

		13,061

Consumer Staples—6.7%
National Beverage Corp.(1)	35,450	3,790
WD-40 Co.	14,000	2,047

		5,837

Energy—4.6%
Core Laboratories N.V.	31,800	4,014

Financials—18.5%
Artisan Partners Asset Management, Inc. Class A	73,200	2,207
Bank of Hawaii Corp.	40,170	3,351
First Financial Bankshares, Inc.	46,720	2,378
Houlihan Lokey, Inc.	57,520	2,946
Primerica, Inc.	30,728	3,061
RLI Corp.	32,850	2,174

		16,117

Health Care—2.1%
Anika Therapeutics, Inc.(1)	56,830	1,819

Industrials—20.9%
Graco, Inc.	63,610	2,877
Landstar System, Inc.	25,730	2,810
Lincoln Electric Holdings, Inc.	20,010	1,756
RBC Bearings, Inc.(1)	29,100	3,748
SiteOne Landscape Supply, Inc.(1)	50,448	4,236
Watsco, Inc.	16,050	2,861

		18,288

Information Technology—15.0%
American Software, Inc. Class A	102,600	1,495
Badger Meter, Inc.	65,566	2,931
Brooks Automation, Inc.	91,470	2,984
Cass Information Systems, Inc.	43,254	2,976
Jack Henry & Associates, Inc.	21,090	2,749

		13,135

Materials—4.2%
Scotts Miracle-Gro Co. (The)	44,592	3,708

Real Estate—11.7%
HFF, Inc. Class A	71,500	2,456
MGM Growth Properties LLC Class A	145,040	4,418
RE/MAX Holdings, Inc. Class A	63,600	3,336

		10,210
TOTAL COMMON STOCKS
(Identified Cost $58,179)		86,189
TOTAL LONG-TERM INVESTMENTS—98.7%
(Identified Cost $58,179)		86,189

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.3%

Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.810%)(2)	1,107,295	$1,107
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $1,107)		1,107
TOTAL INVESTMENTS—100.0%
(Identified Cost $59,286)		87,296
Other assets and liabilities, net—0.0%		(42)

NET ASSETS—100.0%		$87,254

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$86,189	$86,189
Short-Term Investment	1,107	1,107

Total Investments	$87,296	$87,296

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.4%
U.S. Treasury Note 1.375%, 4/30/20	$1,725		$1,690
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $1,694)			1,690

MUNICIPAL BONDS—0.7%

Michigan—0.2%
Tobacco Settlement Finance Authority Revenue Taxable Series A, 7.309%, 6/1/34	180		184

Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	650		642
TOTAL MUNICIPAL BONDS
(Identified Cost $824)			826

FOREIGN GOVERNMENT SECURITIES—9.4%
Argentine Republic
5.625%, 1/26/22	130		122
7.500%, 4/22/26	540		498
5.875%, 1/11/28	205		167
Series NY, 8.280%, 12/31/33	562		525
7.125%, 7/6/36	265		213
7.625%, 4/22/46	150		121
6.875%, 1/11/48	135		102
Bolivarian Republic of Venezuela
RegS, 7.650%, 4/21/25(4)(9)	825		226
9.375%, 1/13/34(9)	295		85
Dominican Republic 144A, 5.950%, 1/25/27(3)	335		331
Federal Republic of Nigeria
12.500%, 1/22/26	100,000	NGN	258
144A, 6.500%, 11/28/27(3)	315		293
Federative Republic of Brazil
12.500%, 1/5/22	930	BRL	266
Notas do Tesouro Nacional Serie F, 10.000%, 1/1/23	870	BRL	219
10.000%, 1/1/25	170	BRL	41
10.250%, 1/10/28	450	BRL	119
Kingdom of Bahrain 144A, 7.000%, 10/12/28(3)	340		304
Kingdom of Morocco 144A, 5.500%, 12/11/42(3)	300		304
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)	280		270
144A, 7.875%, 6/15/27(3)	465		409
Republic of Chile 5.500%, 8/5/20	231,500	CLP	367
Republic of Colombia 4.375%, 3/21/23	1,438,000	COP	466
Republic of Costa Rica 144A, 7.000%, 4/4/44(3)	315		307
Republic of Ecuador 144A, 8.875%, 10/23/27(3)	275		243
Republic of Ghana 144A, 10.750%, 10/14/30(3)	225		273
Republic of Indonesia FR70 8.375%, 3/15/24	5,071,000	IDR	361

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of South Africa
Series 2023, 7.750%, 2/28/23	3,700	ZAR	$265
4.875%, 4/14/26	$200		192
4.300%, 10/12/28	785		699
Republic of Turkey
4.875%, 10/9/26	570		501
4.875%, 4/16/43	420		312
Russian Federation Series 6216 6.700%, 5/15/19	25,760	RUB	410
Sultanate of Oman
144A, 5.375%, 3/8/27(3)	455		429
144A, 5.625%, 1/17/28(3)	405		381
Ukraine
144A, 7.750%, 9/1/23(3)	270		260
144A, 7.750%, 9/1/26(3)	655		607
United Mexican States
Series M, 6.500%, 6/9/22	6,713	MXN	324
4.150%, 3/28/27	275		271
4.750%, 3/8/44	164		153
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $13,357)			11,694

MORTGAGE-BACKED SECURITIES—14.2%

Agency—3.2%
Federal National Mortgage Association
Pool #AT2016, 3.000%, 4/1/43	399		390
Pool #AT7621, 3.000%, 5/1/43	750		732
Pool #AS4992, 3.500%, 5/1/45	240		239
Pool #AS5696, 3.500%, 8/1/45	1,163		1,161
Pool #AS9393, 4.000%, 4/1/47	135		138
Pool #MA3058, 4.000%, 7/1/47	102		104
Pool #MA3088, 4.000%, 8/1/47	817		834
Pool #MA3121, 4.000%, 9/1/47	300		306

			3,904

Non-Agency—11.0%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	435		450
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	340		354
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	320		317
Ameriquest Mortgage Securities, Inc. 2003-10, AF6 5.210%, 11/25/33(2)	3		4
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR + 5.850%) 4.299%, 6/25/33(2)	300		298
AMSR Trust 2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.485%, 11/17/33(2)(3)	335		336
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A, 3.674%, 7/27/48(2)(3)	100		100
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	85		85
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.993%, 7/25/35(2)	324		332
Bank of America (Merrill Lynch—Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	143		148
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	275		282
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	130		133

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	$300	$309
Caesars Palace Las Vegas Trust 2017-VICI, C 144A, 4.138%, 10/15/34(3)	215	217
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34	164	166
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	167	166
Colony American Finance Ltd. 2015-1, A 144A, 2.896%, 10/15/47(3)	182	181
Colony Starwood Homes Trust 2016-2A, C 144A,, (1 month LIBOR + 2.150%) 4.223%, 12/17/33(2)(3)	335	335
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	159	158
2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	225	224
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	77	71
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A, 3.787%, 4/25/44(2)(3)	112	112
Deephaven Residential Mortgage Trust
2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	45	45
2018-1A, A1 144A, 2.976%, 12/25/57(2)(3)	174	173
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A, 3.495%, 12/15/34(2)(3)	290	289
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	169	168
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	292	287
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	101	102
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 3.912%, 4/25/34(2)	122	122
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2004-CB1, 5A 5.000%, 6/25/19	2	2
JPMorgan Chase Mortgage Trust
2005-A1, 4A1, 4.006%, 2/25/35(2)	11	11
2005-A4, 3A1, 4.095%, 7/25/35(2)	11	11
2014-1, 2A12 144A, 3.500%, 1/25/44(2)(3)	198	194
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	283	281
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	353	350
2017-5, A1 144A, 3.173%, 10/26/48(2)(3)	436	431
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	287	282
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	114	115
MASTR Specialized Loan Trust 2005-3, A2 144A, 5.704%, 11/25/35(3)	145	147
MetLife Securitization Trust 2017-1A, M1 144A, 3.646%, 4/25/55(2)(3)	150	150
Morgan Stanley—Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	128
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	254	255
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	211	211
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	185	186
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	291	298
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A, 3.000%, 7/25/57(3)	199	197
One Market Plaza Trust 2017-1MKT, A 144A, 3.614%, 2/10/32(3)	260	259

	PAR VALUE	VALUE
Non-Agency—continued
Pretium Mortgage Credit Partners I LLC
2017-NPL5, A1 144A, 3.327%, 12/30/32(2)(3)	$109	$108
2017-NPL2, A1 144A, 3.250%, 3/28/57(3)	151	151
Progress Residential Trust 2018-SFR1, B 144A, 3.484%, 3/17/35(3)	270	265
Residential Asset Mortgage Products Trust
2004-SL1, A8, 6.500%, 11/25/31	19	20
2005-SL2, A4, 7.500%, 2/25/32	151	143
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	218	224
RETL 2018-RVP, C 144A,, (1 month LIBOR + 2.050%) 4.123%, 3/15/33(2)(3)	188	189
Sequoia Mortgage Trust 2013-8, B1 3.530%, 6/25/43(2)	189	184
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A1 3.915%, 4/25/34(2)	134	134
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A, 3.192%, 5/25/37(2)(3)	75	75
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	255	253
2016-1, M1 144A, 3.500%, 2/25/55(2)(3)	135	134
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	130	131
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	315	313
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	135	135
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	855	835
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A, 3.500%, 3/25/47(3)	204	203
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A, 3.375%, 10/25/47(3)	364	362
Verus Securitization Trust 2018-1, A1 144A, 2.929%, 2/25/48(2)(3)	235	233
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	150	146

		13,710
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,766)		17,614

ASSET-BACKED SECURITIES—6.8%

Automobiles—3.8%
American Credit Acceptance Receivables Trust 2018-1, C 144A, 3.550%, 4/10/24(3)	400	400
Capital Auto Receivables Asset Trust 2017-1, D 144A, 3.150%, 2/20/25(3)	340	337
Carnow Auto Receivables Trust 2016-1A, D 144A, 7.340%, 11/15/21(3)	325	328
DT Auto Owner Trust 2018-1A, C 144A, 3.470%, 12/15/23(3)	335	335
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	380	383
2018-1A, C 144A, 3.030%, 1/17/23(3)	410	406
Flagship Credit Auto Trust
2014-1, E 144A, 5.710%, 8/16/21(3)	305	307
2016-3, D 144A, 3.890%, 11/15/22(3)	400	400
Foursight Capital Automobile Receivables Trust 2017-1, B 144A, 3.050%, 12/15/22(3)	320	316

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—continued
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	$405	$402
2018-1A, B 144A, 3.520%, 8/15/23(3)	410	405
Hertz Vehicle Financing II LP 2016-4A, A 144A, 2.650%, 7/25/22(3)	405	394
Tesla Auto Lease Trust 2018-A, D 144A, 3.300%, 5/20/20(3)	340	339

		4,752

Other—2.9%
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A, 3.240%, 12/20/23(3)	335	334
DB Master Finance LLC 2017-1A, A2I 144A, 3.629%, 11/20/47(3)	338	332
Diamond Resorts Owner Trust 2017-1A, A 144A, 3.270%, 10/22/29(3)	230	225
Drug Royalty II LP 2 2014-1, A2 144A, 3.484%, 7/15/23(3)	139	138
HOA Funding LLC 2014-1A, A2 144A, 4.846%, 8/20/44(3)	375	366
Mariner Finance Issuance Trust 2017-AA, A 144A, 3.620%, 2/20/29(3)	325	326
OneMain Financial Issuance Trust 2018-1A, A 144A, 3.300%, 3/14/29(3)	335	334
Oportun Funding VIII LLC 2018-A, A 144A, 3.610%, 3/8/24(3)	335	333
Prosper Marketplace Issuance Trust 2017-2A, B 144A, 3.480%, 9/15/23(3)	340	339
Taco Bell Funding LLC 2016-1A, A21 144A, 3.832%, 5/25/46(3)	330	330
TGIF Funding LLC 2017-1A, A2 144A, 6.202%, 4/30/47(3)	260	261
Upstart Securitization Trust 2018-1, B 144A, 3.887%, 8/20/25(3)	265	265

		3,583

Student Loans—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A, 2.760%, 12/26/36(3)	133	132
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $8,497)		8,467

CORPORATE BONDS AND NOTES—48.8%

Consumer Discretionary—5.3%
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	10	10
Beazer Homes USA, Inc.
6.750%, 3/15/25	100	96
5.875%, 10/15/27	170	148
Boyd Gaming Corp. 144A, 6.000%, 8/15/26(3)	65	64
Caesars Resort Collection LLC 144A, 5.250%, 10/15/25(3)	215	203
Cequel Communications Holdings I LLC 144A, 7.500%, 4/1/28(3)	200	202
Charter Communications Operating LLC
4.500%, 2/1/24	190	190
4.908%, 7/23/25	340	343
Clear Channel Worldwide Holdings, Inc. Series A 7.625%, 3/15/20	210	208

	PAR VALUE	VALUE
Consumer Discretionary—continued
CSC Holdings LLC
5.250%, 6/1/24	$165	$156
144A, 5.375%, 2/1/28(3)	200	185
Discovery Communications LLC 3.950%, 3/20/28	325	308
DISH DBS Corp. 7.750%, 7/1/26	105	92
Dollar Tree, Inc. 4.000%, 5/15/25	189	185
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A, 10.500%, 2/15/23(3)	75	77
Gateway Casinos & Entertainment Ltd. 144A, 8.250%, 3/1/24(3)	200	211
GLP Capital LP 5.250%, 6/1/25	185	185
Graham Holdings Co. 144A, 5.750%, 6/1/26(3)	285	288
Hilton Domestic Operating Co., Inc. 144A, 5.125%, 5/1/26(3)	280	275
Horton (D.R.), Inc. 4.750%, 2/15/23	260	268
L Brands, Inc. 6.875%, 11/1/35	182	162
Lear Corp. 3.800%, 9/15/27	405	380
Lennar Corp. 4.750%, 11/29/27	230	215
M/I Homes, Inc. 5.625%, 8/1/25	180	168
McGraw-Hill Global Education Holdings LLC 144A, 7.875%, 5/15/24(3)	170	157
MDC Holdings, Inc. 5.500%, 1/15/24	245	248
Meredith Corp. 144A, 6.875%, 2/1/26(3)	145	143
MGM Resorts International 5.750%, 6/15/25	240	240
Tenneco, Inc. 5.000%, 7/15/26	270	241
Viking Cruises Ltd. 144A, 5.875%, 9/15/27(3)	230	217
Vista Outdoor, Inc. 5.875%, 10/1/23	235	224
Weekley Homes LLC 144A, 6.625%, 8/15/25(3)	215	204
William Lyon Homes, Inc. 144A, 6.000%, 9/1/23(3)	285	281

		6,574

Consumer Staples—1.9%
Albertsons’s Cos LLC 5.750%, 3/15/25	125	111
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	210	206
Bacardi Ltd. 144A, 4.700%, 5/15/28(3)	320	314
BAT Capital Corp. 144A, 3.557%, 8/15/27(3)	275	256
CVS Health Corp. 4.300%, 3/25/28	390	384
JBS Investments GmbH 144A, 7.250%, 4/3/24(3)	285	276

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Kronos Acquisition Holdings, Inc. 144A, 9.000%, 8/15/23(3)	$240	$216
MARB BondCo plc 144A, 7.000%, 3/15/24(3)	260	250
Sigma Finance Netherlands BV 144A, 4.875%, 3/27/28(3)	295	282
Tops Holding LLC 144A, 8.000%, 6/15/22(3)(9)	195	104

		2,399

Energy—9.2%
Alliance Resource Operating Partners LP 144A, 7.500%, 5/1/25(3)	158	168
Alta Mesa Holdings LP 7.875%, 12/15/24	135	143
American Midstream Partners LP 144A, 9.250%, 12/15/21(3)	105	103
Anadarko Finance Co. Series B 7.500%, 5/1/31	160	198
Anadarko Petroleum Corp. 6.600%, 3/15/46	200	240
Blue Racer Midstream LLC 144A, 6.625%, 7/15/26(3)	260	257
Bristow Group, Inc. 144A, 8.750%, 3/1/23(3)	105	103
Callon Petroleum Co. 6.125%, 10/1/24	213	216
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	260	283
Chesapeake Energy Corp. 8.000%, 6/15/27	215	219
Continental Resources, Inc. 4.500%, 4/15/23	145	147
Denbury Resources, Inc. 144A, 9.250%, 3/31/22(3)	64	68
Ecopetrol S.A. 5.375%, 6/26/26	345	354
Encana Corp. 8.125%, 9/15/30	155	198
Energy Transfer Equity LP 4.250%, 3/15/23	150	145
Energy Transfer Partners LP 5.000%, 10/1/22	425	440
EP Energy LLC
6.375%, 6/15/23	155	107
144A, 8.000%, 11/29/24(3)	160	162
144A, 7.750%, 5/15/26(3)	115	118
Geopark Ltd. 144A, 6.500%, 9/21/24(3)	270	259
HollyFrontier Corp. 5.875%, 4/1/26	360	388
Jagged Peak Energy LLC 144A, 5.875%, 5/1/26(3)	265	260
KazMunayGas National Co. JSC 144A, 4.750%, 4/19/27(3)	395	385
Kinder Morgan, Inc. 7.750%, 1/15/32	400	488
MPLX LP 4.000%, 3/15/28	148	141
Nabors Industries, Inc. 5.500%, 1/15/23	110	105

	PAR VALUE	VALUE
Energy—continued
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A, 7.720%, 12/1/26(3)(16)	$387	$100
Odebrecht Oil & Gas Finance Ltd. 144A, 0.000%(3)(15)(18)	60	1
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(3)	364	336
7.375%, 1/17/27	570	569
144A, 5.999%, 1/27/28(3)	180	163
Petroleos de Venezuela S.A. 144A, 6.000%, 5/16/24(3)(9)	650	137
Petroleos Mexicanos
6.500%, 3/13/27	795	813
6.500%, 6/2/41	220	207
6.375%, 1/23/45	185	170
Range Resources Corp. 4.875%, 5/15/25	115	108
RSP Permian, Inc. 5.250%, 1/15/25	250	267
Sanchez Energy Corp. 144A, 7.250%, 2/15/23(3)	120	119
SESI LLC 7.750%, 9/15/24	210	215
Seven Generations Energy Ltd. 144A, 5.375%, 9/30/25(3)	215	207
Southern Gas Corridor CJSC 144A, 6.875%, 3/24/26(3)	265	286
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	320	342
Sunoco LP
144A, 5.500%, 2/15/26(3)	70	66
144A, 5.875%, 3/15/28(3)	85	80
Targa Resources Partners LP 144A, 5.875%, 4/15/26(3)	215	217
TransMontaigne Partners LP 6.125%, 2/15/26	125	126
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	85	91
6.800%, 3/15/38	70	57
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)	16	12
144A, 7.125%, 4/15/25(3)	51	36
USA Compression Partners LP 144A, 6.875%, 4/1/26(3)	215	222
Valero Energy Partners LP 4.500%, 3/15/28	325	319
Vine Oil & Gas LP 144A, 8.750%, 4/15/23(3)	165	153
Weatherford International Ltd. 9.875%, 2/15/24	65	66
YPF S.A.
144A, 8.750%, 4/4/24(3)	45	44
144A, 6.950%, 7/21/27(3)	295	253

		11,477

Financials—13.3%
Acrisure LLC 144A, 7.000%, 11/15/25(3)	270	246
AerCap Ireland Capital DAC 3.650%, 7/21/27	310	282
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	150	149

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Financials—continued
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	$365		$375
Apollo Management Holdings LP 144A, 4.000%, 5/30/24(3)	440		437
Ares Capital Corp.
3.625%, 1/19/22	210		205
3.500%, 2/10/23	205		195
Athene Holding Ltd. 4.125%, 1/12/28	325		300
Australia & New Zealand Banking Group Ltd. 144A, 4.400%, 5/19/26(3)	335		328
Aviation Capital Group LLC 144A, 3.500%, 11/1/27(3)	355		325
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A, 6.500%, 3/10/21(3)	425		443
144A, 5.125%, 1/18/33(3)	275		244
Banco de Credito e Inversiones 144A, 3.500%, 10/12/27(3)	415		375
Banco Internacional del Peru SAA Interbank 144A, 6.625%, 3/19/29(3)	120		127
Banco Santander Chile 144A, 3.875%, 9/20/22(3)	505		501
Bancolombia S.A. 5.125%, 9/11/22	545		558
Bank of America Corp.
4.200%, 8/26/24	458		460
(3 month LIBOR + 0.770%) 3.133%, 2/5/26(2)	79		78
Bank of China Ltd. 144A, 5.000%, 11/13/24(3)	390		398
Bank of Montreal 3.803%, 12/15/32	71		66
Brighthouse Financial, Inc. 3.700%, 6/22/27	410		365
BrightSphere Investment Group plc 4.800%, 7/27/26	270		265
Capital One Financial Corp. 3.750%, 7/28/26	405		376
Compass Bank 3.875%, 4/10/25	380		366
Development Bank of Kazakhstan JSC
144A, 4.125%, 12/10/22(3)	200		196
144A, 8.950%, 5/4/23(3)	85,000	KZT	246
Drawbridge Special Opportunities Fund LP 144A, 5.000%, 8/1/21(3)	440		443
E*TRADE Financial Corp. 4.500%, 6/20/28	400		400
Fairfax Financial Holdings Ltd. 144A, 4.850%, 4/17/28(3)	365		362
FS Investment Corp.
4.250%, 1/15/20	230		231
4.750%, 5/15/22	50		50
Goldman Sachs Group, Inc. (The), (3 month LIBOR + 1.170%) 3.491%, 5/15/26(2)	510		504
GrupoSura Finance S.A. 144A, 5.500%, 4/29/26(3)	335		342
ICAHN Enterprises LP 6.375%, 12/15/25	270		270
Jefferies Financial Group, Inc. 5.500%, 10/18/23	250		258
Jefferies Group LLC
6.875%, 4/15/21	41		44

	PAR VALUE	VALUE
Financials—continued
5.125%, 1/20/23	$66	$69
4.850%, 1/15/27	60	58
JPMorgan Chase & Co. 2.950%, 10/1/26	475	441
Kazakhstan Temir Zholy National Co. JSC 144A, 4.850%, 11/17/27(3)	435	421
Liberty Mutual Insurance Co. 144A, 8.500%, 5/15/25(3)	25	31
Lincoln National Corp. , (3 month LIBOR + 2.040%) 4.399%, 4/20/67(2)(5)	365	339
Lloyds Bank plc 144A, 6.500%, 9/14/20(3)	600	635
Navient Corp. 6.750%, 6/25/25	165	163
Nuveen Finance LLC 144A, 4.125%, 11/1/24(3)	350	348
Prudential Financial, Inc. 5.875%, 9/15/42	405	428
Santander Holdings USA, Inc.
3.700%, 3/28/22	195	192
4.400%, 7/13/27	200	192
Sberbank of Russia 144A, 5.500%, 2/26/24(3)(6)	315	315
Springleaf Finance Corp.
6.875%, 3/15/25	110	109
7.125%, 3/15/26	110	109
Synchrony Financial 3.950%, 12/1/27	295	272
Teachers Insurance & Annuity Association of America 144A, 4.375%, 9/15/54(3)	360	361
Toronto-Dominion Bank (The) 3.625%, 9/15/31	135	127
Turkiye Vakiflar Bankasi TAO 144A, 5.625%, 5/30/22(3)	405	366
Voya Financial, Inc. 5.650%, 5/15/53	240	241
Wells Fargo & Co. Series S 5.900%, 8/15/27	475	477

		16,504

Health Care—3.5%
Abbott Laboratories 3.750%, 11/30/26	405	398
Anthem, Inc. 3.650%, 12/1/27	90	85
Avantor, Inc.
144A, 6.000%, 10/1/24(3)	100	99
144A, 9.000%, 10/1/25(3)	190	192
Bayer US Finance II LLC 144A, 3.875%, 12/15/23(3)	395	395
Becton Dickinson & Co. 3.700%, 6/6/27	420	397
Centene Corp. 144A, 5.375%, 6/1/26(3)	75	76
Concordia International Corp. 144A, 9.000%, 4/1/22(3)	65	58
DJO Finco, Inc. 144A, 8.125%, 6/15/21(3)	110	111
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A, 7.625%, 5/15/22(3)(13)	125	126
Endo Dac
144A, 6.000%, 7/15/23(3)	100	82
144A, 6.000%, 2/1/25(3)	190	148

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Envision Healthcare Corp. 144A, 6.250%, 12/1/24(3)	$45	$48
HCA, Inc. 5.250%, 6/15/26	130	129
MPH Acquisition Holdings LLC 144A, 7.125%, 6/1/24(3)	85	87
Mylan NV 3.950%, 6/15/26	335	320
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(3)	215	221
144A, 6.750%, 7/1/25(3)	35	33
Tenet Healthcare Corp.
8.125%, 4/1/22	60	63
144A, 4.625%, 7/15/24(3)	70	66
144A, 7.000%, 8/1/25(3)	180	179
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	210	169
Valeant Pharmaceuticals International, Inc.
144A, 7.500%, 7/15/21(3)	50	51
144A, 6.500%, 3/15/22(3)	20	21
144A, 7.000%, 3/15/24(3)	30	31
144A, 5.500%, 11/1/25(3)	160	158
144A, 9.250%, 4/1/26(3)	90	94
West Street Merger Sub, Inc. 144A, 6.375%, 9/1/25(3)	140	134
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	405	385

		4,356

Industrials—3.0%
Ashtead Capital, Inc. 144A, 4.375%, 8/15/27(3)	540	502
Bombardier, Inc. 144A, 6.125%, 1/15/23(3)	230	231
CNH Industrial N.V.
4.500%, 8/15/23	280	281
3.850%, 11/15/27	180	168
DP World Ltd. 144A, 6.850%, 7/2/37(3)	200	228
Masco Corp. 5.950%, 3/15/22	296	317
New Enterprise Stone & Lime Co., Inc. 144A, 10.125%, 4/1/22(3)	20	21
Oshkosh Corp. 4.600%, 5/15/28	424	423
Owens Corning 3.400%, 8/15/26	330	301
Pitney Bowes, Inc. 4.375%, 5/15/22	391	354
Standard Industries, Inc.
144A, 6.000%, 10/15/25(3)	170	170
144A, 4.750%, 1/15/28(3)	100	92
Topaz Marine S.A. 144A, 9.125%, 7/26/22(3)	200	201
TransDigm, Inc.
6.500%, 7/15/24	120	122
6.500%, 5/15/25	75	76
Wrangler Buyer Corp. 144A, 6.000%, 10/1/25(3)	238	225

		3,712

	PAR VALUE	VALUE
Information Technology—2.1%
Arrow Electronics, Inc. 3.875%, 1/12/28	$340	$319
Broadcom Corp.
3.000%, 1/15/22	105	102
3.625%, 1/15/24	260	252
CDK Global, Inc. 5.875%, 6/15/26	250	255
Citrix Systems, Inc. 4.500%, 12/1/27	320	310
Dell International LLC
144A, 5.450%, 6/15/23(3)	70	73
144A, 8.100%, 7/15/36(3)	140	164
Everi Payments, Inc. 144A, 7.500%, 12/15/25(3)	50	50
Jabil, Inc. 3.950%, 1/12/28	340	321
Rackspace Hosting, Inc. 144A, 8.625%, 11/15/24(3)	60	60
Radiate Holdco LLC
144A, 6.875%, 2/15/23(3)	50	48
144A, 6.625%, 2/15/25(3)	220	201
VMware, Inc.
2.950%, 8/21/22	217	208
3.900%, 8/21/27	230	212

		2,575

Materials—4.7%
AK Steel Corp. 7.500%, 7/15/23	105	109
Alpek SAB de C.V. 144A, 5.375%, 8/8/23(3)	425	429
Anglo American Capital plc 144A, 4.000%, 9/11/27(3)	435	405
ArcelorMittal 6.125%, 6/1/25	280	302
BHP Billiton Finance USA Ltd. 144A, 6.750%, 10/19/75(3)(5)	425	461
CRH America Finance, Inc. 144A, 3.400%, 5/9/27(3)	300	282
Equate Petrochemical BV 144A, 4.250%, 11/3/26(3)	340	329
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	136	126
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 3/15/23(3)	170	165
Glencore Funding LLC 144A, 4.000%, 3/27/27(3)	390	368
Hexion, Inc. 6.625%, 4/15/20	135	126
Inversiones CMPC S.A. 144A, 4.375%, 5/15/23(3)	300	298
Kraton Polymers LLC 144A, 7.000%, 4/15/25(3)	155	160
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	105	100
144A, 5.000%, 5/1/25(3)	245	232
OCP SA 144A, 5.625%, 4/25/24(3)	320	327
Platform Specialty Products Corp. 144A, 5.875%, 12/1/25(3)	200	196
PQ Corp. 144A, 5.750%, 12/15/25(3)	75	74
Rusal Capital DAC 144A, 5.125%, 2/2/22(3)(15)	325	191

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
Severstal OAO Via Steel Capital S.A. 144A, 5.900%, 10/17/22(3)(6)	$260		$270
Syngenta Finance N.V. 144A, 4.441%, 4/24/23(3)	400		398
Teck Resources Ltd. 144A, 8.500%, 6/1/24(3)	80		88
Trident Merger Sub, Inc. 144A, 6.625%, 11/1/25(3)	130		127
United States Steel Corp. 6.250%, 3/15/26	215		213

			5,776

Real Estate—1.9%
EPR Properties
4.750%, 12/15/26	130		127
4.500%, 6/1/27	205		196
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	180		171
Hospitality Properties Trust
4.950%, 2/15/27	195		192
4.375%, 2/15/30	135		125
LifeStorage LP 3.875%, 12/15/27	135		128
MPT Operating Partnership LP
5.500%, 5/1/24	140		142
5.000%, 10/15/27	125		119
Physicians Realty LP 4.300%, 3/15/27	330		319
Select Income REIT 4.500%, 2/1/25	385		374
Welltower, Inc. 4.250%, 4/15/28	94		92
WP Carey, Inc. 4.600%, 4/1/24	345		348

			2,333

Telecommunication Services—3.1%
America Movil SAB de C.V. 6.450%, 12/5/22	2,000	MXN	92
AT&T, Inc.
5.250%, 3/1/37	65		64
4.800%, 6/15/44	265		240
5.650%, 2/15/47	135		136
Cincinnati Bell, Inc. 144A, 7.000%, 7/15/24(3)	205		187
Consolidated Communications, Inc. 6.500%, 10/1/22	210		196
Digicel Group Ltd. 144A, 8.250%, 9/30/20(3)	345		260
Frontier Communications Corp.
8.500%, 4/15/20	110		112
7.625%, 4/15/24	265		183
144A, 8.500%, 4/1/26(3)	110		106
GTH Finance BV 144A, 7.250%, 4/26/23(3)	300		311
Level 3 Financing, Inc. 5.375%, 1/15/24	210		206
Sprint Corp.
7.875%, 9/15/23	95		99
7.625%, 3/1/26	80		82
Sprint Spectrum Co., LLC
144A, 3.360%, 9/20/21(3)	163		161
144A, 5.152%, 3/20/28(3)	200		196

	PAR VALUE	VALUE
Telecommunication Services—continued
Telenet Finance Luxembourg Notes S.a.r.l. 144A, 5.500%, 3/1/28(3)	$200	$182
Verizon Communications, Inc.
(3 month LIBOR + 1.100%) 3.443%, 5/15/25(2)	190	190
4.125%, 3/16/27	395	389
West Corp. 144A, 8.500%, 10/15/25(3)	65	59
Wind Tre SpA 144A, 5.000%, 1/20/26(3)	200	158
Windstream Services LLC
7.750%, 10/15/20	140	126
144A, 8.625%, 10/31/25(3)	175	166

		3,901

Utilities—0.8%
Eskom Holdings SOC Ltd. 144A, 7.125%, 2/11/25(3)	250	239
Exelon Corp. 3.497%, 6/1/22	540	534
Ferrellgas Partners LP 8.625%, 6/15/20	50	48
TerraForm Power Operating LLC 144A, 5.000%, 1/31/28(3)	190	180
Texas Competitive Electric Escrow Series A 10.250%, 11/1/36(14)	396	—
Texas Competitive Electric Holdings Co. 144A, 11.500%, 10/1/20(3)(14)	465	—	(12)

		1,001
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $62,711)		60,608

LEVERAGED LOANS(2)—13.0%

Aerospace—0.2%
TransDigm, Inc.
2018, Tranche F, (1 month LIBOR + 2.500%) 4.594%, 6/9/23	202	201
Tranche G, (1 month LIBOR + 2.500%) 4.594%, 8/22/24	30	30
2018, Tranche E, (1 month LIBOR + 2.500%) 4.594%, 5/30/25	55	54

		285

Chemicals—0.3%
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.834%, 2/14/24	149	149
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.344%, 8/25/23	172	172

		321

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.100%, 9/29/24	189	190

Consumer Non-Durables—0.8%
American Greetings Corp. , (1 month LIBOR + 4.500%) 6.594%, 4/6/24	190	191

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Non-Durables—continued
Coty, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.280%, 4/7/25	$100	$98
Energizer Holdings, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 6/20/25(7)	65	65
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.594%, 2/15/23	59	59
Isagenix International LLC Senior Lien , (3 month LIBOR + 5.750%) 8.084%, 6/14/25	175	175
Kronos Acquisition Intermediate, Inc. , (3 month LIBOR + 4.000%) 0.000%, 5/15/23(7)	121	120
Parfums Holdings Co., Inc. First Lien , (1 month LIBOR + 4.750%) 6.844%, 6/30/24	144	145
Rodan & Fields LLC Tranche B , (1 month LIBOR + 4.000%) 6.073%, 6/6/25	155	155

		1,008

Energy—0.6%
California Resources Corp. , (1 month LIBOR + 10.375%) 12.466%, 12/31/21	190	210
Chesapeake Energy Corp. Tranche A , (1 month LIBOR + 7.500%) 9.594%, 8/23/21	44	46
Delek US Holdings, Inc. , (1 month LIBOR + 2.500%) 4.594%, 3/31/25	70	69
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 5.344%, 10/30/24	189	187
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(7)(9)(14)	2	—
Seadrill Operating LP , (3 month LIBOR + 6.000%) 8.334%, 2/21/21	170	152
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 6.340%, 9/27/24	110	110

		774

Financial—0.6%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 0.000%, 8/4/25(7)	110	112
Blackhawk Network Holdings, Inc. First Lien , (3 month LIBOR + 3.000%) 0.000%, 6/15/25(7)	170	169
Ditech Holding Corp. Tranche B , (1 month LIBOR + 6.000%) 8.094%, 6/30/22	224	214
FinCo I LLC 2018 Replacement , (1 month LIBOR + 2.000%) 4.094%, 12/27/22	69	69
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.546%, 3/7/23	20	20
iStar, Inc. , (1 month LIBOR + 3.000%) 0.000%, 10/1/21(7)	220	219

		803

	PAR VALUE	VALUE
Food and Drug—0.2%
Albertson’s LLC 2017-1, Tranche B-4 , (1 month LIBOR + 2.750%) 4.844%, 8/25/21	$226	$224

Food/Tobacco—0.2%
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.594%, 10/10/23	116	116
H-Food Holdings, LLC , (1 month LIBOR + 3.000%) 5.091%, 5/23/25	35	35
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.835%, 10/30/22	89	88

		239

Forest Prod/Containers—0.2%
Anchor Glass Container Corp. Second Lien , (1 month LIBOR + 7.750%) 9.807%, 12/7/24	58	38
Berlin Packaging LLC First Lien , (1 month LIBOR + 3.000%) 5.143%, 11/7/25	130	129
Spectrum Holdings III Corp.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 1/31/25(17)	8	8
First Lien, (1 month LIBOR + 3.250%) 5.344%, 1/31/25	82	82

		257

Gaming/Leisure—1.3%
Affinity Gaming , (1 month LIBOR + 3.250%) 5.344%, 7/1/23	356	350
Aristocrat Leisure Ltd. Tranche B-3 , (3 month LIBOR + 1.750%) 4.105%, 10/19/24	399	396
Everi Payments, Inc. Tranche B , (1 month LIBOR + 3.000%) 5.094%, 5/9/24	64	64
Playa Resorts Holding B.V. , (1 month LIBOR + 2.750%) 4.840%, 4/29/24	293	289
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.882%, 8/14/24	130	129
Seminole Tribe of Florida 2018, Tranche B , (1 month LIBOR + 1.750%) 3.844%, 7/8/24	218	219
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.350%, 8/18/23	174	174
Wyndham Hotels & Resorts, Inc. Tranche B , (weekly LIBOR + 1.750%) 3.726%, 5/30/25	55	55

		1,676

Healthcare—0.5%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 8.475%, 1/16/23	42	40
AHP Health Partners, Inc. , (3 month LIBOR + 4.500%) 0.000%, 6/30/25(7)	190	189
CHG Healthcare Services, Inc. 2017, First Lien , (2 month LIBOR + 3.000%) 5.359%, 6/7/23	55	55

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Healthcare—continued
Ortho-Clinical Diagnostics, Inc. , (1 month LIBOR + 3.250%) 0.000%, 6/30/25(7)	$195	$194
PharMerica Corp. Second Lien , (1 month LIBOR + 7.750%) 9.796%, 12/5/25	20	20
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 6.584%, 12/30/22	68	66
Valeant Pharmaceuticals International, Inc. , (1 month LIBOR + 3.000%) 4.983%, 6/2/25	40	40

		604

Housing—0.7%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 7.341%, 10/25/23	123	123
American Builders & Contractors Supply Co., Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 10/31/23	324	321
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 8.094%, 3/24/25	61	61
CPG International LLC , (3 month LIBOR + 3.750%) 6.251%, 5/5/24	193	193
GGP, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 5/7/25(7)	155	152

		850

Information Technology—1.6%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 9.334%, 9/19/25	25	26
BMC Software Finance, Inc. , (3 month LIBOR + 4.250%) 0.000%, 9/1/25(7)	255	253
Kronos, Inc.
First Lien, (2 month LIBOR + 3.000%) 5.358%, 11/1/23	319	318
Second Lien, (3 month LIBOR + 8.250%) 10.608%, 11/1/24	84	86
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.995%, 2/2/24	281	281
Renaissance Holding Corp. First Lien , (3 month LIBOR + 3.250%) 5.584%, 5/30/25	260	258
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	364	364
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	138	138
Vertafore, Inc. Tranche B , (3 month LIBOR + 3.250%) 0.000%, 6/4/25(7)	230	229

		1,953

Manufacturing—0.9%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.344%, 8/18/24	258	257
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	358	209
Deliver Buyer, Inc., (3 month LIBOR + 5.000%) 7.307%, 5/1/24	110	110

	PAR VALUE	VALUE
Manufacturing—continued
Filtration Group Corp. , (1 month LIBOR + 3.000%) 5.094%, 3/29/25	$195	$194
Hillman Group, Inc. , (3 month LIBOR + 3.500%) 5.834%, 5/30/25	103	103
Hillman Group, Inc. (The) , (3 month LIBOR + 3.500%) 0.000%, 5/30/25(7)	32	32
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.834%, 12/23/21	162	161

		1,066

Media/Telecom - Cable/Wireless Video—0.3%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.344%, 7/28/25	195	193
Telenet Financing USD LLC , (1 month LIBOR + 2.250%) 4.323%, 8/15/26	195	193

		386

Media/Telecom - Diversified Media—0.3%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.594%, 2/28/25	145	144
Meredith Corp. , (1 month LIBOR + 3.000%) 5.094%, 1/31/25	190	189

		333

Media/Telecom - Telecommunications—0.9%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.844%, 1/31/25	389	380
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.594%, 11/1/24	244	245
Second Lien, (1 month LIBOR + 8.250%) 10.344%, 11/1/25	150	150
TDC A/S , (3 month LIBOR + 3.500%) 0.000%, 6/11/25(7)	85	85
West Corp.
Tranche B-1, (1 month LIBOR + 3.500%) 5.594%, 10/10/24	90	89
Tranche B, (1 month LIBOR + 4.000%) 6.094%, 10/10/24	196	195

		1,144

Media/Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien, (3 month LIBOR + 3.250%) 5.610%, 5/27/24	25	24

Metals/Minerals—0.5%
Contura Energy, Inc. , (1 month LIBOR + 5.000%) 7.100%, 3/18/24	129	129
Covia Holdings Corp. , (3 month LIBOR + 3.750%) 6.050%, 6/1/25	195	195
Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.505%, 2/12/25	285	283

		607

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Retail—0.2%
BJ’s Wholesale Club, Inc. Second Lien , (1 month LIBOR + 7.500%) 9.530%, 2/3/25	$119	$121
Neiman Marcus Group Ltd. LLC , (1 month LIBOR + 3.250%) 5.263%, 10/25/20	164	145

		266

Service—2.1%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (1 month LIBOR + 3.250%) 5.344%, 7/23/21	173	163
Second Lien, (1 month LIBOR + 6.500%) 8.594%, 7/25/22	130	118
Carlisle Food Service Products, Inc.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 3/20/25(17)	4	4
First Lien, (1 month LIBOR + 3.000%) 5.088%, 3/20/25	16	16
Hoya Midco LLC First Lien , (1 month LIBOR + 3.500%) 0.000%, 6/30/24(7)	254	252
Laureate Education, Inc. 2024 , (1 month LIBOR + 3.500%) 5.594%, 4/26/24	118	117
NAB Holdings LLC 2018 Refinancing , (3 month LIBOR + 3.000%) 5.334%, 7/1/24	239	237
One Call Corp. First Lien , (1 month LIBOR + 5.250%) 7.323%, 11/27/22	161	154
Pearl Intermediate Parent LLC
First Lien, (1 month LIBOR + 2.750%) 4.835%, 2/14/25	143	140
First Lien, (3 month LIBOR + 2.750%) 5.085%, 2/14/25	12	11
First Lien, (3 month LIBOR + 2.750%) 5.085%, 2/14/25(17)	30	30
PI UK Holdco II Ltd. Tranche B-1 , (1 month LIBOR + 3.500%) 5.594%, 1/3/25	349	344
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 6.094%, 11/8/24	333	335
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.950%, 2/28/22	340	341
TKC Holdings, Inc. First Lien , (1 month LIBOR + 3.750%) 5.850%, 2/1/23	173	172
University Support Services LLC
(3 month LIBOR + 3.500%) 0.000%, 6/20/25(7)	30	30
Tranche B, (3 month LIBOR + 3.500%) 0.000%, 6/20/25(7)	95	95

		2,559

Utility—0.5%
APLP Holdings LP , (1 month LIBOR + 3.000%) 5.094%, 4/13/23	235	234
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 6.094%, 4/15/24	123	123
Vistra Operations Co., LLC (1 month LIBOR + 2.000%)
4.094%, 8/4/23	148	147

	PAR VALUE		VALUE
Utility—continued
2018, (weekly LIBOR + 2.000%) 4.075%, 12/31/25	$145		$144

			648
TOTAL LEVERAGED LOANS
(Identified Cost $16,424)			16,217

	SHARES
PREFERRED STOCKS—2.6%

Financials—2.0%
Bank of New York Mellon Corp. (The) Series E, 4.950%	290	(8)	297
Huntington Bancshares, Inc. Series E, 5.700%	225	(8)	222
JPMorgan Chase & Co. Series Z, 5.300%	70	(8)	71
KeyCorp Series D, 5.000%	535	(8)	521
M&T Bank Corp. Series F, 5.125%	355	(8)	353
MetLife, Inc. Series D, 5.875%	173	(8)	176
PNC Financial Services Group, Inc. (The) Series R, 4.850%	405	(8)	401
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405	(8)	401

			2,442

Industrials—0.6%
General Electric Co. Series D, 5.000%	792	(8)	781
TOTAL PREFERRED STOCKS
(Identified Cost $3,175)			3,223

COMMON STOCKS—0.1%

Consumer Discretionary—0.0%
Mark IV Industries(15)	828		29

Energy—0.1%
Frontera Energy Corp.(1)	2,618		38
TOTAL COMMON STOCKS
(Identified Cost $53)			67

AFFILIATED MUTUAL FUND(11)—2.4%
Virtus Newfleet Credit Opportunities Fund – Class R6	310,156		2,981
TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $3,100)			2,981

RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(15)	7,753		4
TOTAL RIGHTS
(Identified Cost $7)			4
TOTAL LONG-TERM INVESTMENTS—99.4%
(Identified Cost $127,608)			123,391	(10)

Refer to Footnote Legend on page 23.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT(11)—1.2%

Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.810%)	1,483,203	$1,483
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $1,483)		1,483
TOTAL INVESTMENTS—100.6%
(Identified Cost $129,091)		124,874
Other assets and liabilities, net—(0.6)%		(688)

NET ASSETS—100.0%		$124,186

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $52,024 or 41.9% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(11)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(12)	Amount is less than $500.
(13)	100% of the income received was in cash.
(14)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(15)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(16)	100% of the income received was PIK.
(17)	Represents unfunded portion of security and commitment fee earned on this portion.
(18)	No contractual maturity date.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

Country Weightings†
United States	72%
Netherlands	3
Mexico	3
Canada	2
Argentina	2
Colombia	1
United Kingdom	1
Other	16
Total	100%
† % of total investments as of June 30, 2018.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$8,467	$—	$8,467	$—
Corporate Bond and Notes	60,608	—	60,416	192
Foreign Government Securities	11,694	—	11,694	—
Leveraged Loans	16,217	—	16,217	—	*
Mortgage-Backed Securities	17,614	—	17,614	—
Municipal Bonds	826	—	826	—
U.S. Government Securities	1,690	—	1,690	—
Equity Securities:
Common Stocks	67	38	—	29
Preferred Stocks	3,223	—	3,223	—
Rights	4	—	—	4
Affiliated Mutual Fund	2,981	2,981	—	—
Short-Term Investment	1,483	1,483	—	—

Total Investments	$124,874	$4,502	$120,147	$225

* Amount is less than $500.

Securities held by the Series with an end of period value of $192 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.5%

Consumer Discretionary—13.0%
Advance Auto Parts, Inc.	318	$43
Amazon.com, Inc.(1)(3)	1,753	2,980
Aptiv plc	1,154	106
AutoZone, Inc.(1)	118	79
Best Buy Co., Inc.	1,109	83
Booking Holdings, Inc.(1)(3)	212	430
BorgWarner, Inc.	863	37
CarMax, Inc.(1)	787	57
Carnival Corp.	1,761	101
CBS Corp. Class B	1,491	84
Charter Communications, Inc. Class A(1)	800	235
Chipotle Mexican Grill, Inc.(1)	106	46
Comcast Corp. Class A(3)	19,900	653
Darden Restaurants, Inc.	537	58
Discovery, Inc. Class A(1)	671	18
Discovery, Inc. Class C(1)	1,465	37
DISH Network Corp. Class A(1)	989	33
Dollar General Corp.	1,114	110
Dollar Tree, Inc.(1)	1,024	87
Expedia Group, Inc.	528	63
Foot Locker, Inc.	526	28
Ford Motor Co.(3)	16,976	188
Gap, Inc. (The)	950	31
Garmin Ltd.	487	30
General Motors Co.(3)	5,512	217
Genuine Parts Co.	636	58
Goodyear Tire & Rubber Co. (The)	1,041	24
H&R Block, Inc.	904	21
Hanesbrands, Inc.	1,562	34
Harley-Davidson, Inc.	716	30
Hasbro, Inc.	489	45
Hilton Worldwide Holdings, Inc.	1,225	97
Home Depot, Inc. (The)(3)	5,077	991
Horton (D.R.), Inc.	1,475	61
Interpublic Group of Cos., Inc. (The)	1,668	39
Kohl’s Corp.	730	53
L Brands, Inc.	1,059	39
Leggett & Platt, Inc.	572	26
Lennar Corp. Class A	1,175	62
LKQ Corp.(1)	1,347	43
Lowe’s Cos., Inc.(3)	3,610	345
Macy’s, Inc.	1,323	50
Marriott International, Inc. Class A	1,301	165
Mattel, Inc.	1,487	24
McDonald’s Corp.(3)	3,460	542
MGM Resorts International	2,224	65
Michael Kors Holdings Ltd.(1)	658	44
Mohawk Industries, Inc.(1)	276	59
Netflix, Inc.(1)	1,899	743
Newell Brands, Inc.	2,099	54
News Corp. Class A	1,666	26
News Corp. Class B	530	8
NIKE, Inc. Class B(3)	5,617	448
Nordstrom, Inc.	509	26
Norwegian Cruise Line Holdings Ltd.(1)	899	43
O’Reilly Automotive, Inc.(1)	363	99
Omnicom Group, Inc.	1,001	76
PulteGroup, Inc.	1,140	33
PVH Corp.	334	50
Ralph Lauren Corp.	241	30
Ross Stores, Inc.	1,654	140
Royal Caribbean Cruises Ltd.	739	77

	SHARES	VALUE
Consumer Discretionary—continued
Starbucks Corp.(3)	6,121	$299
Tapestry, Inc.	1,238	58
Target Corp.(3)	2,353	179
Tiffany & Co.	444	58
TJX Cos., Inc. (The)	2,736	260
Tractor Supply Co.	542	41
TripAdvisor, Inc.(1)	474	26
Twenty-First Century Fox, Inc. Class A(3)	4,576	227
Twenty-First Century Fox, Inc. Class B(3)	1,909	94
Ulta Beauty, Inc.(1)	251	59
Under Armour, Inc. Class A(1)	813	18
Under Armour, Inc. Class C(1)	804	17
VF Corp.	1,430	117
Viacom, Inc. Class B	1,529	46
Walt Disney Co. (The)(3)	6,555	687
Whirlpool Corp.	281	41
Wynn Resorts Ltd.	372	62
Yum! Brands, Inc.	1,444	113

		13,006

Consumer Staples—6.5%
Altria Group, Inc.(3)	7,410	421
Archer-Daniels-Midland Co.	2,189	100
Brown-Forman Corp. Class B	1,028	50
Campbell Soup Co.	750	30
Church & Dwight Co., Inc.	951	51
Clorox Co. (The)	504	68
Coca-Cola Co. (The)(3)	14,996	658
Colgate-Palmolive Co.(3)	3,412	221
Conagra Brands, Inc.	1,566	56
Constellation Brands, Inc. Class A	674	148
Costco Wholesale Corp.(3)	1,702	356
Coty, Inc. Class A	1,837	26
CVS Health Corp.(3)	3,953	254
Dr. Pepper Snapple Group, Inc.	702	86
Estee Lauder Cos., Inc. (The) Class A	871	124
General Mills, Inc.	2,216	98
Hershey Co. (The)	549	51
Hormel Foods Corp.	1,055	39
J.M. Smucker Co. (The)	441	47
Kellogg Co.	968	68
Kimberly-Clark Corp.	1,368	144
Kraft Heinz Co.(The)(3)	2,324	146
Kroger Co. (The)	3,150	90
McCormick & Co., Inc.	472	55
Molson Coors Brewing Co. Class B	724	49
Mondelez International, Inc. Class A(3)	5,808	238
Monster Beverage Corp.(1)	1,624	93
PepsiCo, Inc.(3)	5,537	603
Philip Morris International, Inc.(3)	6,080	491
Procter & Gamble Co. (The)(3)	9,814	766
Sysco Corp.	1,884	129
Tyson Foods, Inc. Class A	1,162	80
Walgreens Boots Alliance, Inc.(3)	3,323	199
Walmart, Inc.(3)	5,663	485

		6,520

Energy—6.3%
Anadarko Petroleum Corp.	2,248	165
Andeavor	618	81
Apache Corp.	1,670	78
Baker Hughes a GE Co.	1,847	61
Cabot Oil & Gas Corp.	2,011	48

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Energy—continued
Chevron Corp.(3)	8,262	$1,045
Cimarex Energy Co.	416	42
Concho Resources, Inc.(1)	649	90
ConocoPhillips(3)	5,071	353
Devon Energy Corp.	2,296	101
EOG Resources, Inc.	2,512	313
EQT Corp.	1,062	59
Exxon Mobil Corp.(3)	18,295	1,514
Halliburton Co.(3)	3,813	172
Helmerich & Payne, Inc.	476	30
Hess Corp.	1,176	79
Kinder Morgan, Inc.(3)	8,253	146
Marathon Oil Corp.	3,702	77
Marathon Petroleum Corp.	2,068	145
National Oilwell Varco, Inc.	1,669	72
Newfield Exploration Co.(1)	874	26
Noble Energy, Inc.	2,147	76
Occidental Petroleum Corp.(3)	3,334	279
ONEOK, Inc.	1,784	125
Phillips 66	1,827	205
Pioneer Natural Resources Co.	742	140
Range Resources Corp.	993	17
Schlumberger Ltd.(3)	6,046	405
TechnipFMC plc	1,968	62
Valero Energy Corp.	1,888	209
Williams Cos., Inc. (The)	3,598	97

		6,312

Financials—12.6%
Affiliated Managers Group, Inc.	214	32
Aflac, Inc.	3,056	131
Allstate Corp. (The)(3)	1,384	126
American Express Co.(3)	2,826	277
American International Group, Inc.(3)	3,504	186
Ameriprise Financial, Inc.	571	80
AON plc	964	132
Assurant, Inc.	206	21
Bank of America Corp.(3)	37,711	1,063
Bank of New York Mellon Corp. (The)(3)	3,954	213
BB&T Corp.	3,050	154
Berkshire Hathaway, Inc. Class B(1)(3)	7,515	1,403
BlackRock, Inc.(3)	485	242
Brighthouse Financial, Inc.(1)(3)	373	15
Capital One Financial Corp.(3)	1,890	174
Cboe Global Markets, Inc.	443	46
Charles Schwab Corp. (The)	4,675	239
Chubb Ltd.	1,808	230
Cincinnati Financial Corp.	584	39
Citigroup, Inc.(3)	10,060	673
Citizens Financial Group, Inc.	1,913	74
CME Group, Inc.	1,340	220
Comerica, Inc.	678	62
Discover Financial Services	1,391	98
E*TRADE Financial Corp.(1)	1,048	64
Everest Re Group Ltd.	160	37
Fifth Third Bancorp	2,724	78
Franklin Resources, Inc.	1,275	41
Gallagher (Arthur J.) & Co.	708	46
Goldman Sachs Group, Inc. (The)(3)	1,391	307
Hartford Financial Services Group, Inc. (The)	1,393	71
Huntington Bancshares, Inc.	4,354	64
Intercontinental Exchange, Inc.	2,283	168
Invesco Ltd.	1,596	42

	SHARES	VALUE
Financials—continued
Jefferies Financial Group, Inc.	1,236	$28
JPMorgan Chase & Co.(3)	13,462	1,403
KeyCorp	4,178	82
Lincoln National Corp.	863	54
Loews Corp.	1,055	51
M&T Bank Corp.	588	100
Marsh & McLennan Cos., Inc.	1,978	162
MetLife, Inc.(3)	4,079	178
Moody’s Corp.	649	111
Morgan Stanley(3)	5,421	257
MSCI, Inc.	352	58
Nasdaq, Inc.	457	42
Northern Trust Corp.	835	86
People’s United Financial, Inc.	1,364	25
PNC Financial Services Group, Inc. (The)	1,843	249
Principal Financial Group, Inc.	1,055	56
Progressive Corp. (The)	2,273	134
Prudential Financial, Inc.	1,662	155
Raymond James Financial, Inc.	511	46
Regions Financial Corp.	4,421	79
S&P Global, Inc.	996	203
State Street Corp.	1,434	133
SunTrust Banks, Inc.	1,838	121
SVB Financial Group(1)	207	60
Synchrony Financial	2,802	93
T. Rowe Price Group, Inc.	956	111
Torchmark Corp.	416	34
Travelers Cos., Inc. (The)	1,064	130
U.S. Bancorp(3)	6,145	307
Unum Group	867	32
Wells Fargo & Co.(3)	17,226	955
Willis Towers Watson plc	525	80
XL Group Ltd.	1,005	56
Zions Bancorporation	772	41

		12,560

Health Care—12.5%
Abbott Laboratories(3)	6,790	414
AbbVie, Inc.(3)	6,219	576
ABIOMED, Inc.(1)	164	67
Aetna, Inc.	1,276	234
Agilent Technologies, Inc.	1,263	78
Alexion Pharmaceuticals, Inc.(1)	861	107
Align Technology, Inc.(1)	283	97
Allergan plc(3)	1,291	215
AmerisourceBergen Corp.	635	54
Amgen, Inc.(3)	2,616	483
Anthem, Inc.	1,001	238
Baxter International, Inc.	1,944	144
Becton, Dickinson & Co.	1,040	249
Biogen, Inc.(1)(3)	825	239
Boston Scientific Corp.(1)	5,373	176
Bristol-Myers Squibb Co.(3)	6,326	350
Cardinal Health, Inc.	1,226	60
Celgene Corp.(1)(3)	2,919	232
Centene Corp.(1)	769	95
Cerner Corp.(1)	1,230	74
Cigna Corp.	945	161
Cooper Cos., Inc. (The)	191	45
Danaher Corp.(3)	2,403	237
DaVita, Inc.(1)	568	39
DENTSPLY SIRONA, Inc.	897	39
Edwards Lifesciences Corp.(1)	817	119

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
Eli Lilly & Co.(3)	3,765	$321
Envision Healthcare Corp.(1)	472	21
Express Scripts Holding Co.(1)	2,211	171
Gilead Sciences, Inc.(3)	5,096	361
HCA Healthcare, Inc.	1,092	112
Henry Schein, Inc.(1)	602	44
Hologic, Inc.(1)	1,081	43
Humana, Inc.	537	160
IDEXX Laboratories, Inc.(1)	339	74
Illumina, Inc.(1)	574	160
Incyte Corp.(1)	682	46
Intuitive Surgical, Inc.(1)	440	210
IQVIA Holdings, Inc.(1)	569	57
Johnson & Johnson(3)	10,493	1,273
Laboratory Corp. of America Holdings(1)	399	72
McKesson Corp.	804	107
Medtronic plc(3)	5,289	453
Merck & Co., Inc.(3)	10,530	639
Mettler-Toledo International, Inc.(1)	99	57
Mylan NV(1)	1,996	72
Nektar Therapeutics(1)	629	31
PerkinElmer, Inc.	432	32
Perrigo Co., plc	513	37
Pfizer, Inc.(3)	23,203	842
Quest Diagnostics, Inc.	531	58
Regeneron Pharmaceuticals, Inc.(1)	298	103
ResMed, Inc.	558	58
Stryker Corp.	1,257	212
Thermo Fisher Scientific, Inc.	1,569	325
UnitedHealth Group, Inc.(3)	3,808	934
Universal Health Services, Inc. Class B	339	38
Varian Medical Systems, Inc.(1)	357	41
Vertex Pharmaceuticals, Inc.(1)	990	168
Waters Corp.(1)	309	60
Zimmer Biomet Holdings, Inc.	792	88
Zoetis, Inc.	1,905	162

		12,464

Industrials—8.7%
3M Co.(3)	2,334	459
A.O. Smith Corp.	570	34
Acuity Brands, Inc.	167	19
Alaska Air Group, Inc.	480	29
Allegion plc	374	29
American Airlines Group, Inc.	1,648	63
AMETEK, Inc.	905	65
Arconic, Inc.	1,676	28
Boeing Co. (The)(3)	2,208	741
Caterpillar, Inc.(3)	2,371	322
Cintas Corp.	338	63
CSX Corp.	3,479	222
Cummins, Inc.	611	81
Deere & Co.	1,277	178
Delta Air Lines, Inc.	2,549	126
Dover Corp.	603	44
Eaton Corp. plc	1,725	129
Emerson Electric Co.(3)	2,481	171
Equifax, Inc.	469	59
Expeditors International of Washington, Inc.	692	51
Fastenal Co.	1,126	54
FedEx Corp.(3)	966	219
Flowserve Corp.	513	21
Fluor Corp.	546	27

	SHARES	VALUE
Industrials—continued
Fortive Corp.	1,202	$93
Fortune Brands Home & Security, Inc.	595	32
General Dynamics Corp.(3)	1,087	203
General Electric Co.(3)	34,214	466
Harris Corp.	465	67
Honeywell International, Inc.(3)	2,954	425
Hunt (JB) Transport Services, Inc.	336	41
Huntington Ingalls Industries, Inc.	178	39
IHS Markit Ltd.(1)	1,419	73
Illinois Tool Works, Inc.	1,202	166
Ingersoll-Rand plc	981	88
Jacobs Engineering Group, Inc.	473	30
Johnson Controls International plc	3,614	121
Kansas City Southern	402	43
L3 Technologies, Inc.	308	59
Lockheed Martin Corp.(3)	971	287
Masco Corp.	1,233	46
Nielsen Holdings plc	1,330	41
Norfolk Southern Corp.	1,105	167
Northrop Grumman Corp.	683	210
PACCAR, Inc.	1,383	86
Parker-Hannifin Corp.	523	81
Pentair plc	650	27
Quanta Services, Inc.(1)	603	20
Raytheon Co.(3)	1,131	218
Republic Services, Inc.	879	60
Robert Half International, Inc.	487	32
Robinson (C.H.) Worldwide, Inc.	549	46
Rockwell Automation, Inc.	500	83
Rockwell Collins, Inc.	641	86
Roper Technologies, Inc.	401	111
Snap-on, Inc.	221	35
Southwest Airlines Co.	2,114	108
Stanley Black & Decker, Inc.	601	80
Stericycle, Inc.(1)	336	22
Textron, Inc.	1,025	68
TransDigm Group, Inc.	190	66
Union Pacific Corp.(3)	3,068	435
United Continental Holdings, Inc.(1)	948	66
United Parcel Service, Inc. Class B(3)	2,698	287
United Rentals, Inc.(1)	334	49
United Technologies Corp.(3)	2,902	363
Verisk Analytics, Inc.(1)	605	65
W.W. Grainger, Inc.	199	61
Waste Management, Inc.	1,556	127
Xylem, Inc.	705	47

		8,660

Information Technology—26.0%
Accenture plc Class A(3)	2,669	437
Activision Blizzard, Inc.	3,283	251
Adobe Systems, Inc.(1)	2,184	532
Advanced Micro Devices, Inc.(1)	3,587	54
Akamai Technologies, Inc.(1)	735	54
Alliance Data Systems Corp.	211	49
Alphabet, Inc. Class A(1)(3)	1,285	1,451
Alphabet, Inc. Class C(1)(3)	1,312	1,464
Amphenol Corp. Class A	1,307	114
Analog Devices, Inc.	1,601	154
ANSYS, Inc.(1)	360	63
Apple, Inc.(3)	21,933	4,060
Applied Materials, Inc.	4,597	212
Autodesk, Inc.(1)	958	126

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Automatic Data Processing, Inc.	1,912	$256
Broadcom, Inc.	1,771	430
CA, Inc.	1,351	48
Cadence Design Systems, Inc.(1)	1,221	53
Cisco Systems, Inc.(3)	20,952	902
Citrix Systems, Inc.(1)	558	58
Cognizant Technology Solutions Corp. Class A	2,505	198
Corning, Inc.	3,733	103
DXC Technology Co.	1,232	99
eBay, Inc.(1)	4,068	147
Electronic Arts, Inc.(1)	1,319	186
F5 Networks, Inc.(1)	267	46
Facebook, Inc. Class A(1)(3)	10,386	2,018
Fidelity National Information Services, Inc.	1,430	152
Fiserv, Inc.(1)	1,775	131
FLIR Systems, Inc.	598	31
Gartner, Inc.(1)	390	52
Global Payments, Inc.	685	76
Hewlett Packard Enterprise Co.	6,770	99
HP, Inc.	7,091	161
Intel Corp.(3)	20,315	1,010
International Business Machines Corp.(3)	3,701	517
Intuit, Inc.	1,050	214
IPG Photonics Corp.(1)	164	36
Juniper Networks, Inc.	1,478	40
KLA-Tencor Corp.	679	70
Lam Research Corp.	711	123
Mastercard, Inc. Class A(3)	3,966	779
Microchip Technology, Inc.	1,020	93
Micron Technology, Inc.(1)	5,022	263
Microsoft Corp.(3)	33,174	3,271
Motorola Solutions, Inc.	697	81
NetApp, Inc.	1,157	91
NVIDIA Corp.	2,628	623
Oracle Corp.(3)	13,056	575
Paychex, Inc.	1,376	94
PayPal Holdings, Inc.(1)(3)	4,913	409
Qorvo, Inc.(1)	545	44
QUALCOMM, Inc.(3)	6,344	356
Red Hat, Inc.(1)	766	103
salesforce.com, Inc.(1)	2,993	408
Seagate Technology plc	1,240	70
Skyworks Solutions, Inc.	789	76
Symantec Corp.	2,676	55
Synopsys, Inc.(1)	641	55
Take-Two Interactive Software, Inc.(1)	495	59
TE Connectivity Ltd.	1,510	136
Texas Instruments, Inc.(3)	4,252	469
Total System Services, Inc.	716	60
Twitter, Inc.(1)	2,810	123
VeriSign, Inc.(1)	413	57
Visa, Inc. Class A(3)	7,728	1,024
Western Digital Corp.	1,294	100
Western Union Co. (The)	1,974	40
Xerox Corp.	924	22
Xilinx, Inc.	1,100	72

		25,885

Materials—2.4%
Air Products & Chemicals, Inc.	854	133
Albemarle Corp.	434	41
Avery Dennison Corp.	344	35
Ball Corp.	1,377	49
CF Industries Holdings, Inc.	913	41

	SHARES	VALUE
Materials—continued
DowDuPont, Inc.(3)	9,190	$606
Eastman Chemical Co.	558	56
Ecolab, Inc.	1,016	143
FMC Corp.	524	47
Freeport-McMoRan, Inc.	5,344	92
International Flavors & Fragrances, Inc.	307	38
International Paper Co.	1,633	85
LyondellBasell Industries N.V. Class A	1,224	134
Martin Marietta Materials, Inc.	245	55
Mosaic Co. (The)	1,375	39
Newmont Mining Corp.	2,112	80
Nucor Corp.	1,240	77
Packaging Corp. of America	373	42
PPG Industries, Inc.	987	102
Praxair, Inc.	1,126	178
Sealed Air Corp.	653	28
Sherwin-Williams Co. (The)	325	132
Vulcan Materials Co.	518	67
WestRock Co.	1,009	57

		2,357

Real Estate—2.8%
Alexandria Real Estate Equities, Inc.	437	55
American Tower Corp.	1,898	274
Apartment Investment & Management Co. Class A	681	29
AvalonBay Communities, Inc.	597	103
Boston Properties, Inc.	668	84
CBRE Group, Inc. Class A(1)	1,314	63
Crown Castle International Corp.	1,789	193
Digital Realty Trust, Inc.	887	99
Duke Realty Corp.	1,544	45
Equinix, Inc.	344	148
Equity Residential	1,586	101
Essex Property Trust, Inc.	286	68
Extra Space Storage, Inc.	544	54
Federal Realty Investment Trust	316	40
GGP, Inc.	2,731	56
HCP, Inc.	2,025	52
Host Hotels & Resorts, Inc.	3,168	67
Iron Mountain, Inc.	1,230	43
Kimco Realty Corp.	1,821	31
Macerich Co. (The)	471	27
Mid-America Apartment Communities, Inc.	489	49
Prologis, Inc.	2,307	152
Public Storage	648	147
Realty Income Corp.	1,230	66
Regency Centers Corp.	645	40
SBA Communications, Corp.(1)	503	83
Simon Property Group, Inc.(3)	1,342	228
SL Green Realty Corp.	392	39
UDR, Inc.	1,156	43
Ventas, Inc.	1,541	88
Vornado Realty Trust	747	55
Welltower, Inc.	1,596	100
Weyerhaeuser Co.	3,262	119

		2,841

Telecommunication Services—2.0%
AT&T, Inc.(3)	31,304	1,005
CenturyLink, Inc.	4,189	78
Verizon Communications, Inc.(3)	17,726	892

		1,975

Refer to Footnote Legend on page 29.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE

Utilities—2.7%
AES Corp.	2,586	$35
Alliant Energy Corp.	903	38
Ameren Corp.	949	58
American Electric Power Co., Inc.	1,916	133
American Water Works Co., Inc.	698	60
CenterPoint Energy, Inc.	1,687	47
CMS Energy Corp.	1,102	52
Consolidated Edison, Inc.	1,211	94
Dominion Energy, Inc.	2,542	173
DTE Energy Co.	707	73
Duke Energy Corp.(3)	2,730	216
Edison International	1,269	80
Entergy Corp.	705	57
Evergy, Inc.	1,058	59
Eversource Energy	1,236	73
Exelon Corp.(3)	3,773	161
FirstEnergy Corp.	1,735	62
NextEra Energy, Inc.(3)	1,834	306
NiSource, Inc.	1,316	35
NRG Energy, Inc.	1,179	36
PG&E Corp.	2,009	86
Pinnacle West Capital Corp.	438	35
PPL Corp.	2,710	77
Public Service Enterprise Group, Inc.	1,969	107
SCANA Corp.	557	22
Sempra Energy	1,000	116
Southern Co. (The)(3)	3,939	182
WEC Energy Group, Inc.	1,231	80
Xcel Energy, Inc.	1,978	90

		2,643
TOTAL COMMON STOCKS
(Identified Cost $82,564)		95,223

EXCHANGE-TRADED FUND(2)—3.1%
Invesco S&P 500 High Beta ETF	71,045	3,053
TOTAL EXCHANGE-TRADED FUND
(Identified Cost $3,206)		3,053
TOTAL LONG-TERM INVESTMENTS—98.6%
(Identified Cost $85,770)		98,276

SHORT-TERM INVESTMENTS—1.6%

PURCHASED OPTIONS—0.1%

(See the open purchased options table on page 30 for the detailed information.)
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $223)		87

	SHARES	VALUE
Money Market Mutual Fund(2)—1.5%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.810%)	1,523,232	$1,523
TOTAL MONEY MARKET MUTUAL FUND
(Identified Cost $1,523)		1,523
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,746)		1,610
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.2%
(Identified Cost $87,516)		99,886

WRITTEN OPTIONS—(0.2)%

(See the open written options table on page 30 for the detailed information.)
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $436)		(239)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—100.0%
(Identified Cost $87,080)		99,647
Other assets and liabilities, net—0.0%		14

NET ASSETS—100.0%		$99,661

Abbreviation:

ETF	Exchange-Traded Fund

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(3)	All or a portion of the security is segregated as collateral for written options.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

Open Purchased Options contracts as of June 30, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	143	$41,828	$2,925	7/2/18	$—
S&P 500® Index	145	42,268	2,915	7/3/18	—
S&P 500® Index	168	48,552	2,890	7/6/18	1
S&P 500® Index	144	41,472	2,880	7/9/18	—
S&P 500® Index	142	40,967	2,885	7/11/18	—
S&P 500® Index	132	38,280	2,900	7/13/18	—

					1

Put Options
S&P 500® Index	143	37,037	2,590	7/2/18	3
S&P 500® Index	145	37,700	2,600	7/3/18	6
S&P 500® Index	168	43,344	2,580	7/6/18	18
S&P 500® Index	144	36,288	2,520	7/9/18	11
S&P 500® Index	142	35,571	2,505	7/11/18	17
S&P 500® Index	132	3,462	2,535	7/13/18	31

					86
Total					$87

Open Written Options contracts as of June 30, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	143	$40,827	$2,855	7/2/18	$(1)
S&P 500® Index	145	41,398	2,855	7/3/18	—
S&P 500® Index	168	47,544	2,830	7/6/18	(1)
S&P 500® Index	144	40,464	2,810	7/9/18	(4)
S&P 500® Index	142	39,973	2,815	7/11/18	(11)
S&P 500® Index	132	37,290	2,825	7/13/18	(2)

					(19)

Put Options
S&P 500® Index	143	38,038	2,660	7/2/18	(11)
S&P 500® Index	145	38,715	2,670	7/3/18	(32)
S&P 500® Index	168	44,352	2,640	7/6/18	(46)
S&P 500® Index	144	37,296	2,590	7/9/18	(24)
S&P 500® Index	142	36,565	2,575	7/11/18	(32)
S&P 500® Index	132	34,452	2,610	7/13/18	(75)

					(220)
Total					$(239)

Footnote Legend:

(1)	Strike price not reported in thousands.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$95,223	$95,223	$—
Exchange-Traded Fund	3,053	3,053	—
Purchased Options	87	28	59	(a)
Money Market Mutual Fund	1,523	1,523	—

Total Investments before Written Options	$99,886	$99,827	$59	(a)

Liabilities:
Written Options	(239)	(138)	(101	)(a)

Total Investments Net of Written Options	$99,647	$99,689	$(42	)(a)

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

(a)	Purchased and written options valued at zero above are considered to be Level 2 investments in this table

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—2.8%
U.S. Treasury Bond 2.500%, 2/15/46	$2,924		$2,656
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,724)			2,656

MUNICIPAL BONDS—2.2%

California—0.8%
San Diego County Regional Airport Authority Rental Car Center Project Series B—Taxable 5.594%, 7/1/43	275		303
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265		398
University of California, Taxable Series B-A 4.428%, 5/15/48	75		76

			777

New York—0.8%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	315		362
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	335		380

			742

Texas—0.2%
State of Texas 3.011%, 10/1/26	200		195

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	135		137
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	205		202

			339
TOTAL MUNICIPAL BONDS
(Identified Cost $2,049)			2,053

FOREIGN GOVERNMENT SECURITIES—0.6%
Argentine Republic 5.875%, 1/11/28	35		28
7.625%, 4/22/46	150		121
6.875%, 1/11/48	35		26
Bolivarian Republic of Venezuela 9.375%, 1/13/34(10)	65		19
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(3)	200		192
Republic of Chile 5.500%, 8/5/20	52,000	CLP	83
United Mexican States
Series M, 6.500%, 6/9/22	925	MXN	45
4.750%, 3/8/44	54		50
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $670)			564

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—9.9%

Agency—2.8%
Federal Home Loan Mortgage Corporation Pool #G08702 3.500%, 4/1/46	$130	$130
Federal National Mortgage Association Pool #813881, 4.000%, 6/1/20	6	6
Pool #825985, 4.500%, 7/1/20	1	1
Pool #254007, 6.500%, 10/1/31	3	3
Pool #656288, 6.000%, 9/1/32	8	9
Pool #835144, 5.000%, 10/1/35	24	25
Pool #882224, 6.000%, 9/1/36	1	1
Pool #914724, 5.500%, 4/1/37	7	7
Pool #940524, 5.500%, 7/1/37	20	21
Pool #949301, 6.000%, 10/1/37	6	6
Pool #975097, 5.000%, 6/1/38	18	19
Pool #986012, 5.500%, 6/1/38	3	3
Pool #929637, 5.500%, 6/1/38	3	4
Pool #994383, 5.500%, 11/1/38	12	13
Pool #930486, 4.000%, 1/1/39	40	41
Pool #991124, 5.000%, 1/1/39	5	6
Pool #994322, 6.000%, 1/1/39	3	4
Pool #AA4418, 4.500%, 3/1/39	10	10
Pool #AA4434, 5.000%, 3/1/39	9	10
Pool #AA4436, 6.000%, 3/1/39	5	5
Pool #930919, 4.500%, 4/1/39	74	78
Pool #993579, 4.000%, 5/1/39	72	74
Pool #AC9564, 4.500%, 2/1/40	55	57
Pool #AE4799, 4.000%, 10/1/40	112	115
Pool #AH8935, 4.500%, 4/1/41	116	122
Pool #AH7627, 4.000%, 7/1/41	80	82
Pool #AJ5753, 3.500%, 1/1/42	49	49
Pool #AK8634, 3.500%, 4/1/42	248	249
Pool #AL3000, 3.500%, 12/1/42	145	146
Pool #AB9809, 3.000%, 7/1/43	167	164
Pool #AX2491, 4.000%, 10/1/44	225	230
Pool #AS5722, 3.500%, 9/1/45	145	144
Pool #MA2495, 3.500%, 1/1/46	71	71
Pool #AS6515, 4.000%, 1/1/46	200	204
Pool #BC1217, 3.000%, 7/1/46	75	73
Pool #AS9393, 4.000%, 4/1/47	42	43
Pool #MA3058, 4.000%, 7/1/47	147	150
Pool #MA3088, 4.000%, 8/1/47	160	163
Government National Mortgage Association
Pool #368053, 6.500%, 11/15/23	19	21
Pool #351336, 6.500%, 12/15/23	1	1
Pool #385198, 6.500%, 2/15/24	13	15
Pool #563381, 6.500%, 11/15/31	17	19
Pool #581072, 6.500%, 2/15/32	19	21

		2,615

Non-Agency—7.1%
American Homes 4 Rent Trust 2015-SFR2, C 144A, 4.691%, 10/17/45(3)	110	114
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	104	103
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR + 5.850%) 4.299%, 6/25/33(2)	143	142
AMSR Trust 2016-SFR1, C 144A , (1 month LIBOR + 2.250%) 4.335%, 11/17/33(2)(3)	100	100
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A, 3.258%, 4/27/48(2)(3)	51	51
2018-2, A1 144A, 3.674%, 7/27/48(2)(3)	50	50

Refer to Footnote Legend on page 39.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(2)(3)	$97	$97
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(2)(3)	300	305
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	100	103
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	102
BX Trust 2018-GW, B 144A , (1 month LIBOR + 1.020%) 3.093%, 5/15/35(2)(3)	125	125
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34	136	138
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(3)	100	97
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2, 6.750%, 8/25/34	58	62
2014-A, A 144A, 4.000%, 1/25/35(2)(3)	38	39
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	58	57
2018-RP1, A1 144A, 3.000%, 9/25/64(2)(3)	142	140
Cold Storage Trust 2017-ICE3, A 144A , (1 month LIBOR + 1.000%) 3.073%, 4/15/36(2)(3)	115	115
Colony Multi-Family Mortgage Trust 2014-1, A 144A 2.543%, 4/20/50(3)	11	11
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 4.223%, 12/17/33(2)(3)	100	100
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	80	80
2018-2, A1 144A, 3.470%, 7/27/48(2)(3)	99	99
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.014%, 4/25/43(2)(3)	29	29
Deephaven Residential Mortgage Trust 2018-1A, A1 144A 2.976%, 12/25/57(2)(3)	85	84
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	100	100
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	64	63
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.231%, 6/25/34(2)	24	24
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	101
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	27	28
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	64	63
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 3.912%, 4/25/34(2)	35	35
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2003-AR6, A1, 4.211%, 6/25/33(2)	38	38
2003-AR4, 2A1, 3.235%, 8/25/33(2)	58	58
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	150	152
JPMorgan Chase Mortgage Trust 2014-2, 2A2 144A, 3.500%, 6/25/29(2)(3)	46	47
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	69	69
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	76	75
2011-C4, A4 144A, 4.388%, 7/15/46(3)	225	231

	PAR VALUE	VALUE
Non-Agency—(continued)
2017-5, A1 144A, 3.173%, 10/26/48(2)(3)	$248	$245
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	90	88
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	91	93
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)	46	47
MetLife Securitization Trust 2017-1A, M1 144A 3.646%, 4/25/55(2)(3)	100	100
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	221
Morgan Stanley Capital I Trust 2017-CLS, A 144A , (1 month LIBOR + 0.700%) 2.773%, 11/15/34(2)(3)	108	108
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 2.993%, 8/15/34(2)(3)	127	127
New Residential Mortgage Loan Trust 2016-2A, A1 144A, 3.750%, 11/26/35(2)(3)	153	153
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	67	67
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	126	127
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	55	55
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	67	67
2016-4A, A1 144A, 3.750%, 11/25/56(2)(3)	104	104
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	94	96
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.816%, 3/25/35(2)	97	99
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	93	92
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	100	100
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	110	108
Residential Asset Mortgage Products Trust 2005-SL2, A4 7.500%, 2/25/32	45	43
RETL 2018-RVP, C144A , (1 month LIBOR + 2.050%) 4.123%, 3/15/33(2)(3)	75	76
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A 4.110%, 2/25/34(2)	76	76
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	100	99
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	100	101
2015-5, A1B 144A, 2.750%, 5/25/55(2)(3)	74	73
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	100	99
2016-4, A1 144A, 2.250%, 7/25/56(2)(3)	66	64
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	145	142
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)	134	133
Verus Securitization Trust 2018-1, A1 144A 2.929%, 2/25/48(2)(3)	156	155
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	50	49

		6,634
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $9,281)		9,249

ASSET-BACKED SECURITIES—2.6%

Auto Floor Plan—0.2%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.841%, 9/27/21(2)(3)	165	165

Refer to Footnote Legend on page 39.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—1.3%
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(3)	$95	$94
Avis Budget Rental Car Funding LLC (AESOP) 2015-2A, A 144A 2.630%, 12/20/21(3)	180	178
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	88
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	51	50
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(3)	125	125
Exeter Automobile Receivables Trust 2015-1A, C 144A, 4.100%, 12/15/20(3)	124	125
2014-3A, D 144A, 5.690%, 4/15/21(3)	115	117
Flagship Credit Auto Trust 2016-1, A 144A 2.770%, 12/15/20(3)	27	27
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	115	114
Hertz Vehicle Financing II LP 2015-1A, A 144A 2.730%, 3/25/21(3)	110	109
Skopos Auto Receivables Trust 2018-1A, A 144A 3.190%, 9/15/21(3)	81	81
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	110	109

		1,217

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	39	38

Other—0.9%
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(3)	26	26
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	115	115
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	100	99
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	68	66
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	100	100
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(3)	95	92
OneMain Financial Issuance Trust 2015-1A, A 144A 3.190%, 3/18/26(3)	70	70
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(3)	100	100
SoFi Consumer Loan Program LLC 2016-3, A 144A, 3.050%, 12/26/25(3)	90	90
2017-1, A 144A, 3.280%, 1/26/26(3)	54	54

		812

Student Loans—0.2%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	70	68
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	110	107
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	50	50

		225
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $2,474)		2,457

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—16.4%

Consumer Discretionary—1.6%
Aptiv plc 3.150%, 11/19/20	$90	$89
Discovery Communications LLC 3.950%, 3/20/28	100	95
Dollar General Corp. 4.125%, 5/1/28	111	109
Ford Motor Credit Co., LLC 5.750%, 2/1/21	275	289
General Motors Financial Co., Inc. 3.500%, 7/10/19	130	131
4.200%, 3/1/21	45	45
3.550%, 4/9/21	17	17
GLP Capital LP 5.750%, 6/1/28	100	101
Graham Holdings Co. 144A 5.750%, 6/1/26(3)	80	81
Horton (D.R.), Inc. 4.750%, 2/15/23	115	119
L Brands, Inc. 6.875%, 11/1/35	37	33
Lear Corp. 3.800%, 9/15/27	120	112
Lennar Corp. 4.750%, 11/29/27	60	56
Meredith Corp. 144A 6.875%, 2/1/26(3)	10	10
QVC, Inc. 5.125%, 7/2/22	145	148
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(3)	65	64

		1,499

Consumer Staples—0.6%
Anheuser-Busch Inbev Worldwide, Inc. 4.000%, 4/13/28	110	110
CVS Health Corp. 2.875%, 6/1/26	120	109
4.300%, 3/25/28	83	82
Flowers Foods, Inc. 4.375%, 4/1/22	130	133
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	53	52
4.000%, 6/15/23	40	40
Safeway, Inc. 7.250%, 2/1/31	60	56

		582

Energy—1.4%
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	193
Enbridge Energy Partners LP 5.875%, 10/15/25	105	114
EP Energy LLC 144A 8.000%, 11/29/24(3)	30	30
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	80	82
HollyFrontier Corp. 5.875%, 4/1/26	100	108
Kinder Morgan, Inc. 4.300%, 6/1/25	165	164
7.750%, 1/15/32	65	79

Refer to Footnote Legend on page 39.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
MPLX LP 4.875%, 12/1/24	$120	$124
NuStar Logistics LP 5.625%, 4/28/27	70	68
Petrobras Global Finance BV 7.375%, 1/17/27	105	105
Petroleos Mexicanos 6.500%, 6/2/41	90	85
6.375%, 1/23/45	55	51
Sunoco LP 144A 5.500%, 2/15/26(3)	30	28
Valero Energy Partners LP 4.500%, 3/15/28	90	88

		1,319

Financials—5.4%
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)	145	149
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	150	149
Ares Capital Corp. 3.500%, 2/10/23	45	43
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	140	133
Athene Holding Ltd. 4.125%, 1/12/28	95	88
Aviation Capital Group LLC 144A, 3.875%, 5/1/23(3)	108	108
144A, 3.500%, 11/1/27(3)	100	92
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	215	194
Bank of America Corp. 4.200%, 8/26/24	170	171
Bank of Montreal 3.803%, 12/15/32	156	145
BrightSphere Investment Group plc 4.800%, 7/27/26	65	64
Brookfield Finance LLC 4.000%, 4/1/24	92	91
Capital One Financial Corp. 3.750%, 7/28/26	115	107
Citigroup, Inc. (3 month LIBOR + 1.250%) 3.576%, 7/1/26(2)	160	160
3.200%, 10/21/26	66	61
E*TRADE Financial Corp. 4.500%, 6/20/28	110	110
FS Investment Corp. 4.250%, 1/15/20	125	125
4.750%, 5/15/22	35	35
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	192
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	102
ICAHN Enterprises LP 6.375%, 12/15/25	15	15
Jefferies Group LLC 6.875%, 4/15/21	42	45
JPMorgan Chase & Co. 3.300%, 4/1/26	165	158
KeyCorp 5.100%, 3/24/21	180	188
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	150	152

	PAR VALUE	VALUE
Financials—(continued)
Lincoln National Corp. , (3 month LIBOR + 2.040%) 4.399%, 4/20/67(2)(4)	$55	$51
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	150	159
Manulife Financial Corp. 4.150%, 3/4/26	110	110
Morgan Stanley 4.100%, 5/22/23	90	90
3.125%, 7/27/26	125	116
Navient Corp. 7.250%, 9/25/23	15	16
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	135	134
Prudential Financial, Inc. 5.875%, 9/15/42	100	106
5.625%, 6/15/43(4)	65	67
S&P Global, Inc. 4.000%, 6/15/25	135	135
Santander Holdings USA, Inc. 3.700%, 3/28/22	115	113
SBA Tower Trust 144A 2.877%, 7/9/21(3)	100	97
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	120	120
Toronto-Dominion Bank (The) 3.625%, 9/15/31	155	146
Trinity Acquisition plc 4.400%, 3/15/26	90	89
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	200	181
Wells Fargo & Co.
Series M, 3.450%, 2/13/23	125	122
(3 month LIBOR + 1.230%) 3.589%, 10/31/23(2)	5	5
Series S, 5.900%, 8/15/27	140	140
Willis Towers Watson plc 5.750%, 3/15/21	135	142
Zions Bancorporation 4.500%, 6/13/23	40	40

		5,056

Health Care—1.5%
Abbott Laboratories 3.750%, 11/30/26	150	147
AbbVie, Inc. 3.600%, 5/14/25	50	48
3.200%, 5/14/26	75	70
Allergan Sales LLC 144A 4.875%, 2/15/21(3)	38	39
AmerisourceBergen Corp. 3.450%, 12/15/27	75	69
Anthem, Inc. 3.650%, 12/1/27	29	28
4.101%, 3/1/28	95	93
Becton Dickinson and Co. 3.300%, 3/1/23	150	146
Cardinal Health, Inc. 3.200%, 3/15/23	70	68
3.410%, 6/15/27	40	37
Centene Corp. 144A 5.375%, 6/1/26(3)	15	15
Endo Finance LLC 144A 5.375%, 1/15/23(3)	45	36

Refer to Footnote Legend on page 39.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	$15	$15
HCA, Inc. 5.375%, 2/1/25	15	15
Mylan NV 3.150%, 6/15/21	20	20
3.950%, 6/15/26	85	81
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	130	124
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(3)	10	10
144A, 5.625%, 12/1/21(3)	25	25
144A, 7.000%, 3/15/24(3)	15	16
144A, 5.500%, 11/1/25(3)	30	30
Zimmer Biomet Holdings, Inc.
(3 month LIBOR + 0.750%) 3.076%, 3/19/21(2)	110	110
3.550%, 4/1/25	145	138

		1,380

Industrials—0.6%
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	50	50
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(3)	21	21
CNH Industrial N.V. 4.500%, 8/15/23	89	89
3.850%, 11/15/27	49	46
General Dynamics Corp. 2.875%, 5/11/20	37	37
3.000%, 5/11/21	22	22
Oshkosh Corp. 4.600%, 5/15/28	117	117
Penske Truck Leasing Co LP 144A 4.125%, 8/1/23(3)	90	90
Pitney Bowes, Inc. 4.375%, 5/15/22	101	92

		564

Information Technology—1.1%
Apple, Inc. 2.400%, 1/13/23	75	72
3.250%, 2/23/26	90	88
3.350%, 2/9/27	90	88
Applied Materials, Inc. 3.300%, 4/1/27	105	102
Arrow Electronics, Inc. 3.875%, 1/12/28	105	98
Broadcom Corp. 3.000%, 1/15/22	45	44
3.625%, 1/15/24	80	77
CDK Global, Inc. 5.875%, 6/15/26	70	72
Citrix Systems, Inc. 4.500%, 12/1/27	100	97
Dell International LLC 144A 6.020%, 6/15/26(3)	10	11
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	66
Jabil, Inc. 3.950%, 1/12/28	80	75
Verisk Analytics, Inc. 4.000%, 6/15/25	135	133

		1,023

	PAR VALUE	VALUE
Materials—0.8%
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	$200	$186
ArcelorMittal 6.125%, 6/1/25	75	81
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	105	105
NewMarket Corp. 4.100%, 12/15/22	157	159
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	30	28
144A, 5.000%, 5/1/25(3)	55	52
Vulcan Materials Co. 3.900%, 4/1/27	105	101

		712

Real Estate—2.3%
Alexandria Real Estate Equities, Inc. 4.000%, 1/15/24	58	58
3.950%, 1/15/27	65	63
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	35
Corporate Office Properties LP 3.600%, 5/15/23	165	160
Education Realty Operating Partnership LP 4.600%, 12/1/24	150	151
EPR Properties 4.750%, 12/15/26	120	117
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	90	88
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	55	55
3.750%, 7/1/27	110	104
Highwoods Realty LP 3.625%, 1/15/23	150	147
Hospitality Properties Trust 4.500%, 3/15/25	140	137
Kilroy Realty LP 4.375%, 10/1/25	120	120
LifeStorage LP 3.500%, 7/1/26	55	52
3.875%, 12/15/27	40	38
MPT Operating Partnership LP 5.000%, 10/15/27	35	33
National Retail Properties, Inc. 5.500%, 7/15/21	165	174
Physicians Realty LP 4.300%, 3/15/27	105	101
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	99
Select Income REIT 4.500%, 2/1/25	135	131
Welltower, Inc. 4.000%, 6/1/25	150	147
WP Carey, Inc. 4.600%, 4/1/24	105	106

		2,116

Telecommunication Services—0.4%
AT&T, Inc. 5.250%, 3/1/37	20	20
4.800%, 6/15/44	90	82

Refer to Footnote Legend on page 39.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—(continued)
Level 3 Financing, Inc. 5.375%, 1/15/24	$60		$59
Verizon Communications, Inc. 4.125%, 3/16/27	105		103
Wind Tre SpA 144A 5.000%, 1/20/26(3)	200		158

			422

Utilities—0.7%
American Electric Power Co., Inc. 3.200%, 11/13/27	95		89
Exelon Corp. 3.497%, 6/1/22	150		149
Kansas City Power & Light Co. 3.150%, 3/15/23	120		117
PNM Resources, Inc. 3.250%, 3/9/21	85		84
PSEG Power LLC 3.850%, 6/1/23	30		30
Southern Power Co. 4.150%, 12/1/25	160		160
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	55		52
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(9)	65		—	(7)

			681
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $15,703)			15,354

LEVERAGED LOANS(2)—1.8%

Aerospace—0.0%
TransDigm, Inc. 2018, Tranche E , (1 month LIBOR + 2.500%) 4.594%, 5/30/25	35		34

Consumer Durables—0.1%
Fluidra, S.A. , (3 month LIBOR + 2.250%) 0.000%, 7/2/25(8)	20		20
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.100%, 9/29/24	30		30

			50

Consumer Non-Durables—0.0%
Energizer Holdings, Inc. Tranche B Tranche B , (3 month LIBOR + 2.250%) 0.000%, 6/20/25(8)	15		15
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.594%, 2/15/23	14		14

			29

Energy—0.0%
Delek US Holdings, Inc. , (1 month LIBOR + 2.500%) 4.594%, 3/31/25	30		30
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(9)(10)	—	(7)	—	(7)

			30

Financial—0.1%
Delos Finance S.a.r.l. 2018 , (3 month LIBOR + 1.750%) 0.000%, 10/6/23(8)	80		80

	PAR VALUE	VALUE
Food/Tobacco—0.0%
Aramark Intermediate HoldCo Corp. Tranche B-3 , (3 month LIBOR + 1.750%) 4.084%, 3/11/25	$35	$35

Gaming/Leisure—0.3%
Aristocrat Leisure Ltd. Tranche B-3 , (3 month LIBOR + 1.750%) 4.105%, 10/19/24	75	74
GVC Holdings plc Tranche B2 , (1 month LIBOR + 2.500%) 4.602%, 3/29/24	50	50
Seminole Indian Tribe of Florida 2018, Tranche B , (1 month LIBOR + 1.750%) 3.844%, 7/8/24	60	60
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.350%, 8/18/23	47	47
Wyndham Hotels & Resorts, Inc. Tranche B , (weekly LIBOR + 1.750%) 3.726%, 5/30/25	90	90

		321

Healthcare—0.1%
Iqvia, Inc. Tranche B-3 , (3 month LIBOR + 1.750%) 0.000%, 6/11/25(8)	70	69
Valeant Pharmaceuticals International, Inc. , (1 month LIBOR + 3.000%) 4.983%, 6/2/25	5	5

		74

Housing—0.2%
American Builders & Contractors Supply Co., Inc. Tranche B-2, (1 month LIBOR + 2.000%) 4.094%, 10/31/23	90	89
Beacon Roofing Supply, Inc. , (1 month LIBOR + 2.250%) 4.280%, 1/2/25	60	59
GGP, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 5/7/25(8)	55	54

		202

Information Technology—0.2%
Kronos, Inc. First Lien , (3 month LIBOR + 3.000%) 0.000%, 11/1/23(8)	55	55
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 5.363%, 11/3/23	107	105

		160

Manufacturing—0.0%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.344%, 8/18/24	33	33

Media/Telecom - Broadcasting—0.1%
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(8)	45	45

Media/Telecom - Cable/Wireless Video—0.1%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.344%, 7/28/25	70	69

Refer to Footnote Legend on page 39.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Media/Telecom - Diversified Media—0.1%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.594%, 2/28/25	$75		$74
Meredith Corp. , (1 month LIBOR + 3.000%) 5.094%, 1/31/25	45		45

			119

Media Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.844%, 1/31/25	90		88

Media/Telecom - Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.610%, 5/27/24	10		9
SBA Senior Finance II LLC , (1 month LIBOR + 2.000%) 4.100%, 4/11/25	40		40

			49

Metals/Minerals—0.1%
Covia Holdings Corp. , (3 month LIBOR + 3.750%) 6.050%, 6/1/25	55		55

Service—0.1%
Advantage Sales & Marketing, Inc. Tranche B-2, First Lien , (1 month LIBOR + 3.250%)(8) 0.000%, 7/23/21	45		42
ASGN, Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 4/2/25	14		14
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 6.094%, 11/8/24	70		70

			126

Utility—0.1%
Vistra Operations Co., LLC (1 month LIBOR + 2.000%) 4.094%, 8/4/23	24		24
2018, (weekly LIBOR + 2.000%) 4.075%, 12/31/25	40		40

			64
TOTAL LEVERAGED LOANS
(Identified Cost $1,676)			1,663

	SHARES
PREFERRED STOCKS—0.8%

Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	45	(5)	46
JPMorgan Chase & Co. Series V, 5.000%	55	(5)	55
JPMorgan Chase & Co. Series Z, 5.300%	105	(5)	107
M&T Bank Corp. Series F, 5.125%	90	(5)	89
MetLife, Inc. Series D, 5.875%	40	(5)	41
PNC Financial Services Group, Inc. (The) Series R, 4.850%	105	(5)	104
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110	(5)	109

			551

	SHARES		VALUE
Industrials—0.2%
General Electric Co. Series D, 5.000%	165	(5)	$163
TOTAL PREFERRED STOCKS
(Identified Cost $729)			714

COMMON STOCKS—61.6%

Consumer Discretionary—15.1%
Amazon.com, Inc.(1)	2,080		3,536
Booking Holdings, Inc.(1)	315		639
Carnival Corp.	5,550		318
Ctrip.com International Ltd. ADR(1)	24,321		1,158
Home Depot, Inc. (The)	4,830		942
Las Vegas Sands Corp.	17,930		1,369
McDonald’s Corp.	3,570		559
MercadoLibre, Inc.	1,300		389
Netflix, Inc.(1)	5,680		2,223
NIKE, Inc. Class B	12,380		986
Ross Stores, Inc.	9,890		838
Sony Corp. Sponsored ADR	9,493		487
Starbucks Corp.	13,750		672

			14,116

Consumer Staples—3.0%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	4,085		359
Marine Harvest ASA Sponsored ADR	15,747		314
Monster Beverage Corp.(1)	24,750		1,418
Philip Morris International, Inc.	8,820		712

			2,803

Energy—3.3%
Cabot Oil & Gas Corp.	26,840		639
Core Laboratories N.V.	4,160		525
ENI SpA. Sponsored ADR	10,742		399
Equinor ASA. Sponsored ADR	16,426		434
Frontera Energy Corp.(1)	1,088		16
Pioneer Natural Resources Co.	3,690		698
TechnipFMC plc	12,704		403

			3,114

Financials—6.0%
Bank of America Corp.	47,910		1,351
BOC Hong Kong Holdings Ltd. Sponsored ADR	3,908		370
CaixaBank S.A. ADR	252,190		358
Charles Schwab Corp. (The)	12,400		634
China Construction Bank Corp. ADR	22,497		412
Credit Agricole S.A. ADR	48,658		319
DBS Group Holdings Ltd. Sponsored ADR	6,946		546
MarketAxess Holdings, Inc.	2,710		536
ORIX Corp. Sponsored ADR	5,247		414
SEI Investments Co.	5,690		356
UBS Group AG Registered Shares	24,391		374

			5,670

Health Care—5.2%
Allergan plc	2,741		457
Bayer AG. Sponsored ADR	11,601		320
Bluebird Bio, Inc.(1)	2,115		332
Danaher Corp.	6,620		653
HealthEquity, Inc.(1)	11,940		897
ICON plc(1)	2,385		316

Refer to Footnote Legend on page 39.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Illumina, Inc.(1)	3,070	$857
Zoetis, Inc.	11,970	1,020

		4,852

Industrials—6.1%
Airbus SE ADR	16,022	466
Ashtead Group plc ADR	4,482	543
Caterpillar, Inc.	5,530	750
CoStar Group, Inc.(1)	1,900	784
easyJet plc Sponsored ADR	20,802	462
Golden Ocean Group Ltd.	49,329	429
Kansas City Southern	5,710	605
Nidec Corp. Sponsored ADR	13,016	489
Rockwell Automation, Inc.	2,130	354
Roper Technologies, Inc.	3,100	855

		5,737

Information Technology—19.5%
Accenture plc Class A	4,510	738
Activision Blizzard, Inc.	11,110	848
Alibaba Group Holding Ltd. Sponsored ADR(1)	14,410	2,673
Amphenol Corp. Class A	13,910	1,212
Arista Networks, Inc.(1)	2,350	605
Broadcom, Inc.	1,594	387
Check Point Software Technologies Ltd.(1)	3,405	333
Facebook, Inc. Class A(1)	13,530	2,629
Gartner, Inc.(1)	3,530	469
Hitachi Ltd. ADR	6,479	457
NVIDIA Corp.	7,190	1,703
Paycom Software, Inc.(1)	8,730	863
SAP SE Sponsored ADR	3,041	352
Tencent Holdings Ltd. ADR	21,470	1,079
Visa, Inc. Class A	13,980	1,852
Workday, Inc. Class A(1)	8,050	975
Yandex N.V. Class A(1)	29,400	1,055

		18,230

Materials—2.0%
Anhui Conch Cement Co., Ltd. ADR	20,337	585
Ecolab, Inc.	6,170	866
Glencore plc ADR	44,249	420

		1,871

Real Estate—0.8%
British Land Co. plc (The)	37,650	336
LendLease Group Sponsored ADR	26,283	388

		724

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	18,712	271

Utilities—0.3%
Veolia Environnement S.A. ADR	13,512	287
TOTAL COMMON STOCKS
(Identified Cost $41,990)		57,675

EXCHANGE-TRADED FUND—0.1%
iShares iBoxx $ Investment Grade Corporate Bond Index Fund	1,222	140
TOTAL EXCHANGE-TRADED FUND
(Identified Cost $140)		140

	SHARES	VALUE
AFFILIATED MUTUAL FUND(6)—0.3%
Virtus Newfleet Credit Opportunities Fund – Class R6	33,447	$321
TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $334)		321

RIGHTS—0.0%
Vistra Energy Corp.(11)	1,084	1
TOTAL RIGHTS (Identified Cost $1)		1
TOTAL LONG-TERM INVESTMENTS—99.1%
(Identified Cost $77,771)		92,847

SHORT-TERM INVESTMENT—0.7%

Money Market Mutual Fund(6)—0.7%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.810%)	633,236	633
TOTAL SHORT-TERM INVESTMENT (Identified Cost $633)		633
TOTAL INVESTMENTS—99.8% (Identified Cost $78,404)		93,480
Other assets and liabilities, net—0.2%		161

NET ASSETS—100.0%		$93,641

Abbreviations:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $10,595 or 11.3% of net assets.

(4)	Interest payments may be deferred.
(5)	Value shown as par value.
(6)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(7)	Amount is less than $500.
(8)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso

Country Weightings †
United States	75%
China	6
United Kingdom	2
Japan	2
Switzerland	2
France	2
Norway	1
Other	10
Total	100%
† % of total investments as of June 30, 2018.

The following table provides a summary of inputs used to value the Series’ investments as of June 30, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,457	$—	$2,457	$—
Corporate Bond and Notes	15,354	—	15,354	—	*
Foreign Government Securities	564	—	564	—
Leveraged Loans	1,663	—	1,663	—	*
Mortgage-Backed Securities	9,249	—	9,249	—
Municipal Bonds	2,053	—	2,053	—
U.S. Government Securities	2,656	—	2,656	—
Equity Securities:
Common Stocks	57,675	57,675	—	—
Preferred Stocks	714	—	714	—
Rights	1	—	—	1
Exchange-Traded Fund	140	140	—	—
Affiliated Mutual Fund	321	321	—	—
Short-Term Investments	633	633	—	—

Total Investments	$93,480	$58,769	$34,710	$1

*	Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

JUNE 30, 2018

(Reported in thousands except shares and per share amounts)

	Duff & Phelps International Series	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series
Assets
Investment in securities at value(1)	$171,409	$75,560	$231,267
Foreign currency at value(2)	61	—	—
Receivables
Investment securities sold	—	150	1,353
Series shares sold	—	4	20
Dividends and interest	141	282	113
Tax reclaims	99	—	—
Prepaid trustee retainer	3	1	5
Other assets	460	194	622

Total assets	172,173	76,191	233,380

Liabilities
Payables
Series shares repurchased	56	11	16
Investment advisory fees	110	45	119
Administration and accounting fees	15	6	21
Transfer agent and sub-transfer agent fees and expenses	1	1	—	(3)
Professional fees	10	11	8
Distribution and service fees	36	15	50
Trustee deferred compensation plan	460	194	622
Other accrued expenses	60	18	51

Total liabilities	748	301	887

Net Assets	$171,425	$75,890	$232,493

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$157,212	$52,543	$107,671
Accumulated undistributed net investment income (loss)	(212)	607	(781)
Accumulated undistributed net realized gain (loss)	(8,916)	2,089	11,987
Net unrealized appreciation (depreciation)	23,341	20,651	113,616

Net Assets	$171,425	$75,890	$232,493

Net Assets:
Class A	$171,325	$75,671	$232,493
Class I	$100	$219	$—
Shares of Beneficial Interest Outstanding, $1 par value, unlimited authorization:
Class A	13,872,806	3,975,423	6,886,681
Class I	8,108	11,511	—
Net Asset Value Per Share:
Class A	$12.35	$19.03	$33.76
Class I	$12.35	$19.01	$—

(1) Investments in securities at cost	$148,071	$54,909	$117,651
(2) Foreign currency at cost	$61	$—	$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2018

(Reported in thousands except shares and per share amounts)

	KAR Small-Cap Growth Series	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
Assets
Investment in unaffiliated securities at value(1)	$99,834	$87,296		$121,893
Investment in affiliated fund at value(2) Cash	— —	— —		2,981 21
Receivables
Investment securities sold	—	—		567
Series shares sold	2	—		178
Dividends and interest	36	93		1,228
Prepaid trustee retainer	2	2		2
Other assets	263	232		331

Total assets	100,137	87,623		127,201

Liabilities
Payables
Series shares repurchased	48	24		25
Investment securities purchased	—	—		2,521
Investment advisory fees	64	57		52
Administration and accounting fees	9	8		11
Transfer agent and sub-transfer agent fees and expenses	1	—	(3)	1
Professional fees	10	10		12
Distribution and service fees	20	18		26
Trustee deferred compensation plan	263	232		331
Other accrued expenses	19	20		36

Total liabilities	434	369		3,015

Net Assets	$99,703	$87,254		$124,186

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$39,616	$54,919		$129,707
Accumulated undistributed net investment income (loss)	(173)	137		2,367
Accumulated undistributed net realized gain (loss)	7,475	4,188		(3,666)
Net unrealized appreciation (depreciation)	52,785	28,010		(4,222)

Net Assets	$99,703	$87,254		$124,186

Net Assets:
Class A	$95,796	$87,254		$123,201
Class I	$3,907	$—		$985
Shares of Beneficial Interest Outstanding, $1 par value, unlimited authorization:
Class A	2,759,154	5,216,314		13,471,669
Class I	110,734	—		107,735
Net Asset Value Per Share:
Class A	$34.72	$16.73		$9.15
Class I	$35.29	$—		$9.14

(1) Investments in unaffiliated securities at cost	$47,049	$59,286		$125,991
(2) Investments in affiliated fund at cost	$—	$—		$3,100
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

JUNE 30, 2018

(Reported in thousands except shares and per share amounts)

	Rampart Enhanced Core Equity Series		Strategic Allocation Series
Assets
Investment in unaffiliated securities at value(1)	$99,886		$93,159
Investment in affiliated fund at value(2) Cash	— 1		321 —
Receivables
Investment securities sold	66		206
Series shares sold	18		—
Dividends and interest	79		319
Tax reclaims	—		6
Prepaid trustee retainer	2		2
Other assets	264		249

Total assets	100,316		94,262

Liabilities
Cash overdraft	—		—	(4)
Written options at value(3)	239		—
Payables
Series shares repurchased	20		15
Investment securities purchased	32		263
Investment advisory fees	47		37
Administration and accounting fees	9		9
Transfer agent and sub-transfer agent fees and expenses	—	(4)	—	(4)
Professional fees	9		11
Distribution and service fees	21		20
Trustee deferred compensation plan	264		249
Other accrued expenses	14		17

Total liabilities	655		621

Net Assets	$99,661		$93,641

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$93,411		$76,272
Accumulated undistributed net investment income (loss)	182		229
Accumulated undistributed net realized gain (loss)	(6,499)		2,064
Net unrealized appreciation (depreciation) on investments Net unrealized appreciation (depreciation) on written options	12,370 197		15,076 —

Net Assets	$99,661		$93,641

Net Assets:
Class A	$99,661		$93,641
Shares of Beneficial Interest Outstanding, $1 par value, unlimited authorization:
Class A	8,696,540		7,183,160
Net Asset Value Per Share:
Class A	$11.46		$13.04

(1) Investments in unaffiliated securities at cost	$87,516		$78,070
(2) Investments in affiliated fund at cost	$—		$334
(3) Premiums received	$436		$—
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED JUNE 30, 2018

($ reported in thousands)

	Duff & Phelps International Series	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series
Investment Income
Dividends	$3,279	$1,237	$876
Interest	— (1)	— (1)	—
Foreign taxes withheld	(309)	—	(4)

Total investment income	2,970	1,237	872

Expenses
Investment advisory fees	680	268	814
Administration and accounting fees	97	38	124
Distribution and service fees	226	89	291
Transfer agent fees and expenses	1	2	— (1)
Custodian fees	14	1	3
Printing fees and expenses	19	8	25
Professional fees	14	12	13
Trustees’ fees and expenses	8	3	9
Miscellaneous expenses	7	3	6

Total expenses	1,066	424	1,285
Less expenses reimbursed and/or waived by investment advisor Plus expenses recaptured	— 3	(9 —)	(87 —)

Net expenses	1,069	415	1,198

Net investment income (loss)	1,901	822	(326)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	1,768	2,570	12,460
Foreign currency transactions	(7)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,747)	(2,879)	9,072
Foreign currency transactions	(2)	—	—

Net realized and unrealized gain (loss) on investments	(1,988)	(309)	21,532

Net increase (decrease) in net assets resulting from operations	$(87)	$513	$21,206

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2018

($ reported in thousands)

	KAR Small-Cap Growth Series	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series
Investment Income
Interest	$— (1)	$— (1)	$3,170
Dividends	498	832	102
Dividends from affiliated fund Foreign taxes withheld	— —	— (5)	90 (8)

Total investment income	498	827	3,354

Expenses
Investment advisory fees	379	401	328
Administration and accounting fees	47	48	69
Distribution and service fees	108	111	162
Transfer agent fees and expenses	1	— (1)	2
Custodian fees	1	1	4
Printing fees and expenses	9	10	14
Professional fees	11	11	14
Trustees’ fees and expenses	3	4	6
Miscellaneous expenses	2	3	6

Total expenses	561	589	605
Less expenses reimbursed and/or waived by investment advisor Plus expenses recaptured	(35 —)	(54 —)	— 3

Net expenses	526	535	608

Net investment income (loss)	(28)	292	2,746

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	7,495	4,135	(871)
Foreign currency transactions	(4)	—	8
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,124	(5,647)	(4,319)
Affiliated fund Foreign currency transactions	— —	— —	(21 (5	) )

Net realized and unrealized gain (loss) on investments	19,615	(1,512)	(5,208)

Net increase (decrease) in net assets resulting from operations	$19,587	$(1,220)	$(2,462)

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED JUNE 30, 2018

($ reported in thousands)

	Rampart Enhanced Core Equity Series	Strategic Allocation Series
Investment Income
Dividends	$980	$430
Dividends from affiliated fund	—	10
Interest	— (1)	676
Foreign taxes withheld	—	(22)

Total investment income	980	1,094

Expenses
Investment advisory fees	358	263
Administration and accounting fees	55	61
Distribution and service fees	128	120
Transfer agent fees and expenses	— (1)	1
Custodian fees	1	14
Printing fees and expenses	10	10
Professional fees	11	14
Trustees’ fees and expenses	4	4
Miscellaneous expenses	4	3

Total expenses	571	490
Less expenses reimbursed and/or waived by investment advisor	(71)	(21)

Net expenses	500	469

Net investment income (loss)	480	625

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Unaffiliated investments	3,483	2,138
Written options	(9,654)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	687	1,192
Affiliated fund	—	(3)
Foreign currency transactions	—	— (1)
Written options	121	—

Net realized and unrealized gain (loss) on investments	(5,363)	3,327

Net increase (decrease) in net assets resulting from operations	$(4,883)	$3,952

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Duff & Phelps International Series		Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$1,901	$2,250	$822	$985	$(326)	$(340)
Net realized gain (loss)	1,761	4,614	2,570	5,909	12,460	19,080
Net change in unrealized appreciation (depreciation)	(3,749)	19,963	(2,879)	(2,287)	9,072	44,560

Increase (decrease) in net assets resulting from operations	(87)	26,827	513	4,607	21,206	63,300

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(1,679)	(2,824)	(189)	(1,113)	—	—
Class I	(1)	(2)	(1)	(3)	—	—
Net Realized Gains:
Class A	—	—	(1,212)	(7,444)	(4,525)	(9,483)
Class I	—	—	(3)	(19)	—	—

Dividends and distributions to shareholders	(1,680)	(2,826)	(1,405)	(8,579)	(4,525)	(9,483)

Change in Net Assets From Capital Transactions
Sale of shares
Class A	1,887	2,956	2,429	4,023	1,399	3,454
Class I	—	—	29	53	—	—
Reinvestment of distributions
Class A	1,679	2,824	1,401	8,557	4,525	9,483
Class I	1	2	4	22	—	—
Shares repurchased
Class A	(13,878)	(24,234)	(4,832)	(12,298)	(14,365)	(28,020)
Class I	—	—	(20)	(56)	—	—

Increase (decrease) in net assets from capital transactions	(10,311)	(18,452)	(989)	301	(8,441)	(15,083)

Net increase (decrease) in net assets	(12,078)	5,549	(1,881)	(3,671)	8,240	38,734

Net Assets
Beginning of period	183,503	177,954	77,771	81,442	224,253	185,519

End of period	$171,425	$183,503	$75,890	$77,771	$232,493	$224,253

Accumulated undistributed net investment income (loss) at end of period	$(212)	$(433)	$607	$(25)	$(781)	$(455)

Shares
Sales of shares
Class A	145	251	134	197	41	116
Class I	—	—	2	3	—	—
Reinvestment of distributions
Class A	130	233	75	440	132	301
Class I	— (1)	— (1)	— (1)	1	—	—
Shares repurchased
Class A	(1,074)	(2,051)	(267)	(604)	(427)	(976)
Class I	—	—	(1)	(3)	—	—

Net Increase (Decrease)	(799)	(1,567)	(57)	34	(254)	(559)

(1)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Small-Cap Growth Series		KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$(28)	$(346)	$292	$244	$2,746	$5,822
Net realized gain (loss)	7,491	7,396	4,135	11,084	(863)	530
Net change in unrealized appreciation (depreciation)	12,124	17,596	(5,647)	5,753	(4,345)	2,275

Increase (decrease) in net assets resulting from operations	19,587	24,646	(1,220)	17,081	(2,462)	8,627

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	—	—	(600)	(238)	(5,734)
Class I	—	—	—	—	(2)	(59)
Net Realized Gains:
Class A	(2,604)	(4,641)	(2,165)	(12,415)	—	—
Class I	(101)	(106)	—	—	—	—

Dividends and distributions to shareholders	(2,705)	(4,747)	(2,165)	(13,015)	(240)	(5,793)

Change in Net Assets From Capital Transactions
Sale of shares
Class A	2,720	1,300	355	1,167	4,886	17,075
Class I	2,062	1,671	—	—	— (1)	1,404
Reinvestment of distributions
Class A	2,604	4,642	2,165	13,015	238	5,734
Class I	101	105	—	—	2	59
Shares repurchased
Class A	(5,477)	(8,897)	(6,519)	(18,576)	(12,675)	(21,187)
Class I	(644)	(626)	—	—	(371)	(322)

Increase (decrease) in net assets from capital transactions	1,366	(1,805)	(3,999)	(4,394)	(7,920)	2,763

Net increase (decrease) in net assets	18,248	18,094	(7,384)	(328)	(10,622)	5,597

Net Assets
Beginning of period	81,455	63,361	94,638	94,966	134,808	129,211

End of period	$99,703	$81,455	$87,254	$94,638	$124,186	$134,808

Accumulated undistributed net investment income (loss) at end of period	$(173)	$(145)	$137	$(155)	$2,367	$(139)

Shares
Sales of shares
Class A	82	51	21	66	525	1,809
Class I	65	69	—	—	— (2)	149
Reinvestment of distributions
Class A	75	163	128	751	26	614
Class I	3	4	—	—	— (2)	6
Shares repurchased
Class A	(175)	(352)	(383)	(1,057)	(1,372)	(2,246)
Class I	(21)	(25)	—	—	(41)	(34)

Net Increase (Decrease)	29	(90)	(234)	(240)	(862)	298

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Rampart Enhanced Core Equity Series		Strategic Allocation Series
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$480	$1,024	$625	$1,259
Net realized gain (loss)	(6,171)	16,205	2,138	998
Net change in unrealized appreciation (depreciation)	808	4,855	1,189	14,479

Increase (decrease) in net assets resulting from operations	(4,883)	22,084	3,952	16,736

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	(1,783)	(150)	(1,796)
Net Realized Gains:
Class A	—	(18,760)	(630)	(646)
Return of Capital:
Class A	—	(531)	—	—

Dividends and distributions to shareholders	—	(21,074)	(780)	(2,442)

Change in Net Assets From Capital Transactions
Sale of shares
Class A	569	907	284	531
Reinvestment of distributions
Class A	—	21,074	780	2,442
Shares repurchased
Class A	(7,411)	(16,192)	(7,623)	(13,515)

Increase (decrease) in net assets from capital transactions	(6,842)	5,789	(6,559)	(10,542)

Net increase (decrease) in net assets	(11,725)	6,799	(3,387)	3,752

Net Assets
Beginning of period	111,386	104,587	97,028	93,276

End of period	$99,661	$111,386	$93,641	$97,028

Accumulated undistributed net investment income (loss) at end of period	$182	$(298)	$229	$(246)

Shares
Sales of shares
Class A	50	70	22	43
Reinvestment of distributions
Class A	—	1,735	59	199
Shares repurchased
Class A	(637)	(1,255)	(584)	(1,131)

Net Increase (Decrease)	(587)	550	(503)	(889)

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)		Portfolio Turnover Rate(6)
Duff & Phelps International Series
Class A
1/1/18 to 6/30/18(8)	$12.50	0.13		(0.16)	(0.03)	(0.12)	—	(0.12)	(0.15)	$12.35	(0.27)%		$171,325	1.18%		1.18%	2.10%		19%
1/1/17 to 12/31/17	10.95	0.15		1.59	1.74	(0.19)	—	(0.19)	1.55	12.50	15.95		183,403	1.18		1.21	1.24		81
1/1/16 to 12/31/16	14.01	0.08		(0.44)	(0.36)	(0.09)	(2.61)	(2.70)	(3.06)	10.95	(1.61	)(13)	177,868	1.18	(11)(13)	1.26	0.62	(13)	83
1/1/15 to 12/31/15	16.67	0.35		(2.04)	(1.69)	(0.37)	(0.60)	(0.97)	(2.66)	14.01	(10.48)		209,990	1.19	(11)	1.30	2.16		104
1/1/14 to 12/31/14	18.23	0.67		(1.34)	(0.67)	(0.71)	(0.18)	(0.89)	(1.56)	16.67	(3.90)		261,281	1.18		1.26	3.60		9
1/1/13 to 12/31/13	17.30	0.35		0.97	1.32	(0.39)	—	(0.39)	0.93	18.23	7.78		317,726	1.18		1.18	1.97		11

Class I
1/1/18 to 6/30/18(8)	$12.48	0.15		(0.16)	(0.01)	(0.12)	—	(0.12)	(0.13)	$12.35	(0.11)%		$100	0.93%		0.92%	2.38%		19%
1/1/17 to 12/31/17	10.94	0.17		1.59	1.76	(0.22)	—	(0.22)	1.54	12.48	16.17		100	0.93		0.96	1.48		81
1/1/16 to 12/31/16	13.99	0.11		(0.42)	(0.31)	(0.13)	(2.61)	(2.74)	(3.05)	10.94	(1.28	)(13)	86	0.93	(11)(13)	1.01	0.88	(13)	83
1/1/15 to 12/31/15	16.65	0.38		(2.03)	(1.65)	(0.41)	(0.60)	(1.01)	(2.66)	13.99	(10.26)		87	0.94	(11)	1.05	2.39		104
1/1/14 to 12/31/14	18.22	0.69		(1.32)	(0.63)	(0.76)	(0.18)	(0.94)	(1.57)	16.65	(3.71)		97	0.93		1.01	3.71		9
4/30/13(4) to 12/31/13	18.40	0.18		0.08	0.26	(0.44)	—	(0.44)	(0.18)	18.22	1.17		104	0.93		0.93	1.54		11 (9)
Duff & Phelps Real Estate Securities Series
Class A
1/1/18 to 6/30/18(8)	$19.23	0.21		(0.05)	0.16	(0.05)	(0.31)	(0.36)	(0.20)	$19.03	0.86%		$75,671	1.16%		1.19%	2.30%		10%
1/1/17 to 12/31/17	20.31	0.25		0.92	1.17	(0.29)	(1.96)	(2.25)	(1.08)	19.23	5.97		77,564	1.16		1.21	1.24		24
1/1/16 to 12/31/16	22.85	0.34		1.17	1.51	(0.43)	(3.62)	(4.05)	(2.54)	20.31	6.82	(13)	81,243	1.17	(11)(13)	1.25	1.42	(13)	35
1/1/15 to 12/31/15	27.05	0.44		0.17	0.61	(0.37)	(4.44)	(4.81)	(4.20)	22.85	2.38		87,899	1.18	(11)	1.29	1.64		18
1/1/14 to 12/31/14	23.33	0.29		7.00	7.29	(0.31)	(3.26)	(3.57)	3.72	27.05	31.62		105,508	1.16		1.27	1.10		22
1/1/13 to 12/31/13	27.78	0.34		(0.05)	0.29	(0.43)	(4.31)	(4.74)	(4.45)	23.33	0.90		90,794	1.16		1.22	1.20		26

Class I
1/1/18 to 6/30/18(8)	$19.19	0.22		(0.04)	0.18	(0.05)	(0.31)	(0.36)	(0.18)	$19.01	0.97%		$219	0.91%		0.94%	2.50%		10%
1/1/17 to 12/31/17	20.27	0.30		0.93	1.23	(0.35)	(1.96)	(2.31)	(1.08)	19.19	6.25		207	0.91		0.96	1.49		24
1/1/16 to 12/31/16	22.81	0.35		1.22	1.57	(0.49)	(3.62)	(4.11)	(2.54)	20.27	7.10	(13)	199	0.92	(11)(13)	1.00	1.46	(13)	35
1/1/15 to 12/31/15	27.02	0.48		0.19	0.67	(0.44)	(4.44)	(4.88)	(4.21)	22.81	2.62		158	0.94	(11)	1.05	1.79		18
1/1/14 to 12/31/14	23.30	0.34		7.02	7.36	(0.38)	(3.26)	(3.64)	3.72	27.02	31.98		134	0.91		1.02	1.30		22
4/30/13(4) to 12/31/13	30.96	0.23		(3.08)	(2.85)	(0.50)	(4.31)	(4.81)	(7.66)	23.30	(10.45)		102	0.91		0.98	1.23		26 (9)
KAR Capital Growth Series
Class A
1/1/18 to 6/30/18(8)	$31.40	(0.05)		3.08	3.03	—	(0.67)	(0.67)	2.36	$33.76	9.60%		$232,493	1.03%		1.11%	(0.28)%		7%
1/1/17 to 12/31/17	24.09	(0.05)		8.75	8.70	—	(1.39)	(1.39)	7.31	31.40	36.07		224,253	1.03		1.13	(0.16)		21
1/1/16 to 12/31/16	24.91	—	(12)	(0.22)	(0.22)	(0.60)	—	(0.60)	(0.82)	24.09	(0.86	)(13)	185,519	1.04	(11)(13)	1.18	(0.10	)(13)	23
1/1/15 to 12/31/15	22.79	(0.01)		2.13	2.12	—	—	—	2.12	24.91	9.26		210,094	1.04	(11)	1.21	(0.04)		19
1/1/14 to 12/31/14	20.41	(0.00)		2.39	2.39	(0.01)	—	(0.01)	2.38	22.79	11.73		217,038	1.03		1.19	(0.01)		29
1/1/13 to 12/31/13	15.82	0.04		4.61	4.65	(0.06)	—	(0.06)	4.59	20.41	29.44		218,264	1.03		1.14	0.19		30

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(6)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(6)
KAR Small-Cap Growth Series
Class A
1/1/18 to 6/30/18(8)	$28.66	(0.01)	7.04	7.03	—	(0.97)	(0.97)	—	6.06	$34.72	24.52%	$95,796	1.19%	1.27%	(0.07)%	12%
1/1/17 to 12/31/17	21.61	(0.12)	8.93	8.81	—	(1.76)	(1.76)	—	7.05	28.66	40.85	79,597	1.19	1.30	(0.49)	18
1/1/16 to 12/31/16	18.75	(0.06)	4.85	4.79	—	(1.93)	(1.93)	—	2.86	21.61	25.92	(13)	63,008	1.20	(11)(13)	1.37	(0.37	)(13)	18
1/1/15 to 12/31/15	20.73	(0.04)	0.23	0.19	—	(2.17)	(2.17)	—	(1.98)	18.75	0.73	55,872	1.20	(11)	1.41	(0.17)	18
1/1/14 to 12/31/14	21.72	(0.13)	1.29	1.16	—	(2.15)	(2.15)	—	(0.99)	20.73	5.50	63,483	1.19	1.38	(0.62)	20
1/1/13 to 12/31/13	15.66	(0.12)	6.39	6.27	(0.05)	(0.16)	(0.21)	—	6.06	21.72	40.20	70,948	1.19	1.33	(0.63)	28

Class I
1/1/18 to 6/30/18(8)	$29.08	0.02	7.16	7.18	—	(0.97)	(0.97)	—	6.21	$35.29	24.68%	$3,907	0.94%	1.02%	0.12%	12%
1/1/17 to 12/31/17	21.86	(0.06)	9.04	8.98	—	(1.76)	(1.76)	—	7.22	29.08	41.16	1,858	0.94	1.05	(0.24)	18
1/1/16 to 12/31/16	18.90	0.01	4.88	4.89	—	(1.93)	(1.93)	—	2.96	21.86	26.25	(13)	353	0.95	(11)(13)	1.12	(0.10	)(13)	18
1/1/15 to 12/31/15	20.82	—	(12)	0.25	0.25	—	(2.17)	(2.17)	—	(1.92)	18.90	1.01	179	0.96	(11)	1.17	(0.02)	18
1/1/14 to 12/31/14	21.75	(0.07)	1.29	1.22	—	(2.15)	(2.15)	—	(0.93)	20.82	5.78	275	0.94	1.14	(0.34)	20
4/30/13(4) to 12/31/13	17.29	(0.03)	4.70	4.67	(0.05)	(0.16)	(0.21)	—	4.46	21.75	26.28	137	0.94	1.07	(0.23)	28	(9)
KAR Small-Cap Value Series
Class A
1/1/18 to 6/30/18(8)	$17.36	0.06	(0.27)	(0.21)	—	(0.42)	(0.42)	—	(0.63)	$16.73	(1.23)%	$87,254	1.20%	1.32%	0.65%	8%
1/1/17 to 12/31/17	16.69	0.05	3.23	3.28	(0.12)	(2.49)	(2.61)	—	0.67	17.36	20.16	94,638	1.20	1.34	0.26	20
1/1/16 to 12/31/16	15.17	0.32	3.66	3.98	(0.34)	(2.12)	(2.46)	—	1.52	16.69	26.54	(13)	94,966	1.21	(11)(13)	1.40	1.85	(13)	22
1/1/15 to 12/31/15	17.03	0.09	(0.29)	(0.20)	(0.09)	(1.57)	(1.66)	—	(1.86)	15.17	(1.37)	92,834	1.22	(11)	1.43	0.56	16
1/1/14 to 12/31/14	17.72	0.10	0.24	0.34	(0.11)	(0.92)	(1.03)	—	(0.69)	17.03	1.83	113,030	1.20	1.41	0.61	26
1/1/13 to 12/31/13	12.66	0.04	5.11	5.15	(0.09)	—	(0.09)	—	5.06	17.72	40.77	135,352	1.20	1.35	0.25	14
Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/18 to 6/30/18(8)	$9.34	0.19	(0.36)	(0.17)	(0.02)	—	(0.02)	—	(0.19)	$9.15	(1.85)%	$123,201	0.93%	0.92%	4.19%	38%
1/1/17 to 12/31/17	9.14	0.41	0.20	0.61	(0.41)	—	(0.41)	—	0.20	9.34	6.72	133,430	0.93	0.96	4.35	62
1/1/16 to 12/31/16	8.75	0.44	0.37	0.81	(0.42)	—	(0.42)	—	0.39	9.14	9.29	(13)	128,969	0.94	(11)(13)	1.00	4.82	(13)	68
1/1/15 to 12/31/15	9.25	0.45	(0.56)	(0.11)	(0.39)	—	(0.39)	—	(10)	(0.50)	8.75	(1.26)	134,558	0.95	(11)	1.03	4.89	55
1/1/14 to 12/31/14	9.54	0.48	(0.29)	0.19	(0.48)	—	(0.48)	—	(0.29)	9.25	1.90	154,915	0.94	1.01	4.93	48
1/1/13 to 12/31/13	9.88	0.51	(0.30)	0.21	(0.55)	—	(0.55)	—	(0.34)	9.54	2.25	171,995	0.94	0.96	5.23	56

Class I
1/1/18 to 6/30/18(8)	$9.32	0.20	(0.36)	(0.16)	(0.02)	—	(0.02)	—	(0.18)	$9.14	(1.85)%	$985	0.68%	0.67%	4.43%	38%
1/1/17 to 12/31/17	9.12	0.43	0.20	0.63	(0.43)	—	(0.43)	—	0.20	9.32	7.00	1,378	0.68	0.70	4.54	62
1/1/16 to 12/31/16	8.74	0.47	0.35	0.82	(0.44)	—	(0.44)	—	0.38	9.12	9.46	(13)	242	0.69	(11)(13)	0.75	5.08	(13)	68
1/1/15 to 12/31/15	9.24	0.47	(0.56)	(0.09)	(0.41)	—	(0.41)	—	(10)	(0.50)	8.74	(1.00)	213	0.70	(11)	0.78	5.11	55
1/1/14 to 12/31/14	9.53	0.51	(0.29)	0.22	(0.51)	—	(0.51)	—	(0.29)	9.24	2.16	223	0.69	0.76	5.19	48
4/30/13(4) to 12/31/13	10.19	0.36	(0.44)	(0.08)	(0.58)	—	(0.58)	—	(0.66)	9.53	(0.89)	124	0.69	0.71	5.54	56	(9)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(6)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(5)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)		Portfolio Turnover Rate(6)
Rampart Enhanced Core Equity Series
Class A
1/1/18 to 6/30/18(8)	$12.00	0.05	(0.59)	(0.54)	—	—	—	—	(0.54)	$11.46	(4.50)%		$99,661	0.98%		1.12%	0.94%		12%
1/1/17 to 12/31/17	11.97	0.12	2.58	2.70	(0.21)	(2.39)	(.07)	(2.67)	0.03	12.00	22.96		111,386	0.98		1.16	0.96		241
1/1/16 to 12/31/16	13.67	0.25	1.01	1.26	(0.18)	(2.78)	—	(2.96)	(1.70)	11.97	9.41	(13)	104,587	0.99	(11)(13)	1.20	1.41	(13)	241 (7)
1/1/15 to 12/31/15	16.91	0.13	(1.55)	(1.42)	(0.14)	(1.68)	—	(1.82)	(3.24)	13.67	(8.91)		109,913	0.99	(11)	1.23	0.83		94
1/1/14 to 12/31/14	17.23	0.16	1.51	1.67	(0.17)	(1.82)	—	(1.99)	(0.32)	16.91	9.64		139,122	0.98		1.20	0.91		53
1/1/13 to 12/31/13	14.23	0.11	4.39	4.50	(0.14)	(1.36)	—	(1.50)	3.00	17.23	31.81		150,383	0.98		1.14	0.84		54
Strategic Allocation Series
Class A
1/1/18 to 6/30/18(8)	$12.62	0.08	0.45	0.53	(0.02)	(0.09)	—	(0.11)	0.42	$13.04	4.18%		$93,641	0.98%		1.02%	1.30%		18%
1/1/17 to 12/31/17	10.88	0.16	1.89	2.05	(0.23)	(0.08)	—	(0.31)	1.74	12.62	18.97		97,028	0.98		1.06	1.31		38
1/1/16 to 12/31/16	12.34	0.24	(0.14)	0.10	(0.21)	(1.35)	—	(1.56)	(1.46)	10.88	0.82	(13)	93,276	0.99	(11)(13)	1.09	1.96	(13)	114
1/1/15 to 12/31/15	14.30	0.25	(0.98)	(0.73)	(0.24)	(0.99)	—	(1.23)	(1.96)	12.34	(5.38)		106,825	0.99	(11)	1.13	1.79		75
1/1/14 to 12/31/14	14.41	0.28	0.80	1.08	(0.32)	(0.87)	—	(1.19)	(0.11)	14.30	7.51		129,473	0.98		1.11	1.89		47
1/1/13 to 12/31/13	13.48	0.27	2.13	2.40	(0.29)	(1.18)	—	(1.47)	0.93	14.41	17.99		137,453	0.98		1.06	1.88		49

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend:

(1)	Calculated using average shares outstanding.
(2)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)	Each Series will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date.
(5)	Annualized for periods less than one year.
(6)	Not annualized for periods less than one year.
(7)	The increase in the portfolio turnover rate is due to a change in the subadviser associated with a strategy change on the Series.
(8)	Unaudited.
(9)	Portfolio turnover is representative of the Series for the entire period.
(10)	Amount is less than $.005 per share and payment from affiliate had no impact on total performance.
(11)	Net expense ratios include proxy expenses.
(12)	Amount is less than $.005 per share.
(13)

State Street Bank & Trust, custodian for some of the Series through January 29, 2010, reimbursed the Series for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets as follows:

Duff & Phelps International Series 0.04%,
Duff & Phelps Real Estate Securities Series 0.02% (Class A) and 0.03% (Class I),
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.09% (Class A) and 0.14% (Class I),
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04% (Class A) and 0.05% (Class I),
Rampart Enhanced Core Equity Series 0.46%,
Strategic Allocation Series 0.03%.

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:
Duff & Phelps International Series 0.04%,
Duff & Phelps Real Estate Securities Series 0.03%,
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.08%,
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04%,
Rampart Enhanced Core Equity Series 0.44%,
Strategic Allocation Series 0.03%.

The amounts reflected in the Statements of Operations for 2017 were immaterial and do not impact the financial highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

JUNE 30, 2018

Note 1—Organization

Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.

The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of eight series (each a “Series”), each reported in this semiannual report.

Series	Investment Objective
Duff & Phelps International Series	High total return consistent with reasonable risk.
Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis.
KAR Capital Growth Series	Long-term growth of capital.
KAR Small-Cap Growth Series	Long-term capital growth.
KAR Small-Cap Value Series	Long-term capital appreciation.
Newfleet Multi-Sector Intermediate Bond Series	Long-term total return.
Rampart Enhanced Core Equity Series	Capital appreciation and current income.
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk.

Each Series offers Class A shares. The Duff & Phelps International Series, Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, and Newfleet Multi-Sector Intermediate Bond Series also offer Class I shares.

Note 2—Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements, and for derivatives, included in Note 6 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2018

supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from the REIT investments based on historical information and other industry sources. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of June 30, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series/fund, except where allocation of direct expenses to each Series/fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro rata expenses of any underlying mutual funds in which the Series invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Leveraged Loans

Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2018

of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of June 30, 2018, the Series had unfunded loan commitments as follows:

Series	Borrower	Unfunded Loan Commitment
Newfleet Multi-Sector Intermediate Bond Series	Carlisle Food Service Products, Inc.	$4
	Pearl Intermediate Parent LLC	41
	Spectrum Holdings III Corp.	8

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income.

Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
Duff & Phelps International Series	0.75%	0.70%	0.65%
KAR Capital Growth Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
Rampart Enhanced Core Equity Series	0.70	0.65	0.60
Strategic Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2018

Series	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%

During the period covered by these financial statements, each of Newfleet Multi-Sector Intermediate Bond Series and Strategic Allocation Series invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Series on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waivers amounted to $7 and $1, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “expenses reimbursed and/or waived by investment advisor.”

B.	Subadvisers

The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:

Series	Subadviser
Duff & Phelps International Series	Duff & Phelps Investment Management Co. (“DPIM”)*
Duff & Phelps Real Estate Securities Series	DPIM*
KAR Capital Growth Series	Kayne Anderson Rudnick Investment Management, LLC (“KAR”)*
KAR Small-Cap Growth Series	KAR*
KAR Small-Cap Value Series	KAR*
Newfleet Multi-Sector Intermediate Bond Series	Newfleet Asset Management, LLC (“NF”)*

Series	Subadviser
Rampart Enhanced Core Equity Series	Rampart Investment Management Company, LLC*

Strategic Allocation Series:
Equity Portfolio (domestic)	KAR*
Equity Portfolio (international)	DPIM*
Fixed Income Portfolio	NF*

*	An indirect wholly owned subsidiary of Virtus.

C.	Expense Limits

The Adviser has contractually agreed to limit the total annual operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of each Series, so that such expenses do not exceed, on an annualized basis, the percentages of the respective Series’ average daily net assets as listed below through April 30, 2019. The waivers and reimbursements are accrued daily and received monthly.

	Maximum Total Operating Expenses
	Class A	Class I
Duff & Phelps International Series	1.18%	0.93%
Duff & Phelps Real Estate Securities Series	1.16	0.91
KAR Capital Growth Series	1.03	—
KAR Small-Cap Growth Series	1.19	0.94
KAR Small-Cap Value Series	1.20	—
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
Rampart Enhanced Core Equity Series	0.98	—
Strategic Allocation Series	0.98	—

D.	Expense Recapture

($ reported in thousands)

Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser-reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2018		2019		2020		2021		Total
Duff & Phelps International Series
Class A	145		126		63		2		336
Class I	—	*	—	*	—	*	—	*	—	*
Duff & Phelps Real Estate Securities Series
Class A	56		72		40		9		177
Class I	—	*	—	*	—	*	—	*	—	*

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2018

	Expiration
	2018		2019		2020		2021		Total
KAR Capital Growth Series
Class A	201		275		212		87		775
KAR Small-Cap Growth Series
Class A	67		100		80		34		281
Class I	—	*	—	*	2		1		3
KAR Small-Cap Value Series
Class A	109		172		134		54		469
Newfleet Multi-Sector Intermediate Bond Series
Class A	62		71		26		—	*	159
Class I	—	*	—	*	—	*	—	*	—	*
Rampart Enhanced Core Equity Series
Class A	151		209		196		71		627
Strategic Allocation Series
Class A	88		102		75		21		286

*	Amount is less than $500.

E.	Administrator and Distributor

($ reported in thousands)

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as administrator to the Series.

For the six months ended June 30, 2018 (the “period”), the Series incurred administration fees totaling $470 which are included in the Statements of Operations within the line item “Administration and accounting fees.” A portion of these fees was paid to an outside entity that also provides services to the Series. The fees are calculated daily and paid monthly.

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended June 30, 2018, the Series incurred distribution fees totaling $1,235 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.

F.	Affiliated Accounts

($ reported in thousands)

At June 30, 2018, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Series which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Duff & Phelps International Series
Class I	8,109	$100
Duff & Phelps Real Estate Securities Series
Class I	7,330	139
KAR Small-Cap Growth Series
Class I	8,496	300
Newfleet Multi-Sector Intermediate Bond Series
Class I	12,622	115

G.	Investments in Affiliates

($ reported in thousands)

A summary of the total long-term and short-term purchases and sales of an affiliated underlying fund, Virtus Newfleet Credit Opportunities Fund, during the period ended June 30, 2018, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Newfleet Multi-Sector Intermediate Bond Series, Class R6	$3,002	$—	$—	$—	$(21)	310	$2,981	$90	$—
Strategic Allocation Series, Class R6	324	—	—	—	(3)	33	321	10	—

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2018

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at June 30, 2018.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, written options, and short-term securities) during the period ended June 30, 2018, were as follows:

	Purchases	Sales
Duff & Phelps International Series	$33,882	$44,962
Duff & Phelps Real Estate Securities Series	7,013	8,648
KAR Capital Growth Series	15,416	29,989
KAR Small-Cap Growth Series	10,380	11,213
KAR Small-Cap Value Series	7,123	13,091
Newfleet Multi-Sector Intermediate Bond Series	44,345	43,455
Rampart Enhanced Core Equity Series	12,171	25,328
Strategic Allocation Series	15,427	21,768

Purchases and sales of long-term U.S. Government and agency securities during the period ended June 30, 2018, were as follows:

	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$4,546	$8,989
Strategic Allocation Series	1,786	1,835

Note 5—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Certain Series may invest in ETFs, which may expose a Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

At June 30, 2018, the Series below held securities in specific sectors as detailed below:

Series	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	38%
KAR Capital Growth Series	Consumer Discretionary	29
KAR Small-Cap Growth Series	Information Technology	37
Rampart Enhanced Core Equity Series	Information Technology	26

Note 6—Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Series.

Forward Currency Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2018

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Series anticipates a significant market or sector advance. A Series doing so is subject to equity price risk in the normal course of pursuing its investment objective(s).

When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Series designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in unaffiliated securities at value” on the Statements of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statements of Operations.

The risk in writing call options is that the Series gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Series may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Rampart Enhanced Core Equity Series invests in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

The following is a summary of the Rampart Enhanced Core Equity Series’ derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of June 30, 2018:

Statements of Assets and Liabilities
Rampart Enhanced Core Equity
Assets: Purchased options at value	$87 (1)
Liabilities: Written options at value	(239)

Net asset (liability) balance	$(152)

Statements of Operations
	Rampart Enhanced Core Equity
Net realized gain (loss) from purchased options	$2,630	(2)
Net realized gain (loss) from written options	(9,654)
Net change in unrealized appreciation (depreciation) on purchased options	98	(3)
Net change in unrealized appreciation (depreciation) on written options	121

Total net realized and unrealized gain (loss)	$(6,805)

(1)	Amount included in Investment in unaffiliated securities at value.
(2)	Amount included in Net realized gain (loss) from unaffiliated investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on unaffiliated investments.

For the period ended June 30, 2018, Rampart Enhanced Core Equity Series’ average daily premiums paid by the Series for purchased options were $144 and the average daily premiums received for written options by the Series were $288.

Note 7—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they each expect the risk of loss to be remote.

Note 8—Manager of Managers

The Trust and the Adviser have received an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a Series, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action.

Note 9—Mixed and Shared Funding

Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2018

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.

Note 10—Federal Income Tax Information

($ reported in thousands)

At June 30, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps International Series	$150,943	$27,730	$(7,264)	$20,466
Duff & Phelps Real Estate Securities Series	55,398	21,549	(1,387)	20,162
KAR Capital Growth Series	117,964	114,820	(1,517)	113,303
KAR Small-Cap Growth Series	47,049	52,928	(143)	52,785
KAR Small-Cap Value Series	59,318	30,569	(2,591)	27,978
Newfleet Multi-Sector Intermediate Bond Series	129,151	1,030	(5,307)	(4,277)
Rampart Enhanced Core Equity Series (Including Purchased Options)	87,869	15,374	(3,357)	12,017
Rampart Enhanced Core Equity Series (Written Options)	(436)	214	(17)	197
Strategic Allocation Series	78,578	16,837	(1,935)	14,902

Certain Series have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	No Expiration		Total
Series	Short-Term	Long-Term
Duff & Phelps International Series	$9,367	$—	$9,367
Newfleet Multi-Sector Intermediate Bond Series	101	2,619	2,720

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.

Note 11—Illiquid and Restricted Securities

($ reported in thousands)

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at June 30, 2018:

Series	Aggregate Value	% of Series’ net assets
Newfleet Multi-Sector Intermediate Bond Series	$4	0.0%
Strategic Allocation Series	1	0.0

At June 30, 2018, the Series did not hold any securities that were restricted.

Note	12—10% Shareholders

As of June 30, 2018, each Series had individual shareholder account(s) (comprised of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies), which individually amounted to more than 10% of the total shares outstanding of each such Series as detailed below:

	% of Total Shares Outstanding	Number of Accounts
Duff & Phelps International Series	98%	2
Duff & Phelps Real Estate Securities Series	86	2
KAR Capital Growth Series	100	2
KAR Small-Cap Growth Series	95	2

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

JUNE 30, 2018

	% of Total Shares Outstanding	Number of Accounts
KAR Small-Cap Value Series	100%	2
Newfleet Multi-Sector Intermediate Bond Series	90	3
Rampart Enhanced Core Equity Series	99	2
Strategic Allocation Series	100	2

Note 13—Redemption Facility

($ reported in thousands)

On September 18, 2017, the Series and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Series to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Series’ total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Series and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

No Series made borrowings under this Credit Agreement during the period and no Series had any outstanding borrowings under this Credit Agreement as of June 30, 2018.

Note 14—Regulatory Matters and Litigation

From time to time, the Trust, the Series, the Series’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 15—Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 16—Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS VARIABLE INSURANCE TRUST

100 Pearl Street

Hartford, CT 06103-4506

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary

Julia Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services1-800-367-5877

WebsiteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

For more information about the Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or Virtus.com.

8508	08-18

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date	9/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward George R. Aylward, President (principal executive officer)

Date	9/7/2018

By (Signature and Title)*	/s/ W. Patrick Bradley W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date	9/7/2018

*	Print the name and title of each signing officer under his or her signature.